Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	WAGEWORKS, INC.
Entity Central Index Key	0001158863
Document Type	S-1/A
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 261,340,000	$ 154,621,000	$ 104,280,000
Restricted cash / investments	2,363,000	2,383,000	3,575,000
Accounts receivable, less allowance for doubtful accounts	18,026,000	15,647,000	14,591,000
Prepaid expenses and other current assets	13,001,000	7,178,000	1,891,000
Total current assets	294,730,000	179,829,000	124,337,000
Restricted cash, net of current portion	2,432,000	2,526,000
Property and equipment, net	23,157,000	19,014,000	18,693,000
Goodwill	75,822,000	46,233,000	46,806,000
Acquired intangible assets, net	34,535,000	12,555,000	15,230,000
Deferred tax asset	9,762,000	16,978,000
Other assets	1,763,000	1,561,000	1,765,000
Total assets	442,201,000	278,696,000	206,831,000
Current liabilities:
Accounts payable and accrued expenses	35,371,000	21,415,000	20,900,000
Customer obligations	212,834,000	169,959,000	137,458,000
Short-term contingent payment	14,269,000	8,976,000	8,982,000
Short-term debt	44,560,000	14,901,000
Other current liabilities	972,000	394,000	308,000
Total current liabilities	308,006,000	215,645,000	167,648,000
Long-term debt			2,837,000
Warrants	9,200,000	1,119,000	1,470,000
Long-term contingent payment	6,805,000		6,952,000
Other noncurrent liabilities	2,619,000	1,820,000	3,347,000
Total liabilities	317,430,000	218,584,000	182,254,000
Stockholders' equity (deficit):
Convertible preferred stock, $0.001 par value ($31,916 liquidation preference). Authorized 26,392 shares, outstanding 17,645 shares at December 31, 2010 and 2011 and no shares outstanding at June 30, 2012 (unaudited), respectively		33,965,000	33,965,000
Common stock, $0.001 par value. Authorized 1,000,000 shares; issued 1,718 shares and 1,738 shares at December 31, 2010 and 2011, and 26,909 shares at June 30, 2012 (unaudited), respectively	27,000	2,000	2,000
Treasury stock at cost 187 shares at December 31, 2010 and 192 shares at December 31, 2011 and 195 shares at June 30, 2012 (unaudited), respectively	(463,000)	(433,000)	(376,000)
Additional paid-in capital	194,593,000	19,029,000	22,967,000
Accumulated deficit	(69,386,000)	(74,620,000)	(107,941,000)
Total stockholders' equity (deficit)	124,771,000	(22,057,000)	(51,383,000)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	442,201,000	278,696,000	206,831,000
TRANSITCENTER, INC.
Current assets:
Cash and cash equivalents		74,461,286	82,336,838
Restricted cash / investments		459,743	2,063,154
Accounts receivable, less allowance for doubtful accounts		863,983	3,802,747
Other accounts receivable		293,420	177,473
Inventory		6,514,329	6,482,132
Property and equipment, net		2,545,951	2,536,080
Other assets		1,008,406	241,147
Total assets		86,147,118	97,639,571
Current liabilities:
Amounts payable to transit operators		54,895,627	79,249,018
Accounts payable and accrued expenses		3,639,261	3,002,761
Deferred rent credits		130,081	71,075
Total liabilities		58,664,969	82,322,854
Commitments and Contingencies
Unrestricted Net Assets		27,482,149	15,316,717
Total Liabilities and Unrestricted Net Assets		86,147,118	97,639,571
Redeemable convertible preferred stock, Series C
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, series, value		36,570,000	34,807,000
Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, series, value		82,169,000	75,960,000
Redeemable convertible preferred stock, Series D
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, series, value		17,771,000	17,947,000
Redeemable convertible preferred stock, Series E
Redeemable convertible preferred stock:
Redeemable convertible preferred stock, series, value		$ 27,828,000	$ 23,206,000

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts	$ 197,000	$ 69,000	$ 415,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	26,909,000	1,738,000	1,718,000
Treasury stock, shares	195,000	192,000	187,000
TRANSITCENTER, INC.
Allowance for doubtful accounts		1,063,153	1,255,903
Redeemable convertible preferred stock, Series C
Redeemable convertible preferred stock, shares authorized	6,306,000	6,306,000	6,306,000
Redeemable convertible preferred stock, shares issued	5,882,000	5,882,000	5,882,000
Redeemable convertible preferred stock, shares outstanding		5,882,000	5,882,000
Redeemable convertible preferred stock, shares liquidation preference	24,999,000	24,999,000	24,999,000
Redeemable convertible preferred stock, Series D
Redeemable convertible preferred stock, shares authorized	2,465,000	2,465,000	2,465,000
Redeemable convertible preferred stock, shares issued	2,465,000	2,465,000	2,465,000
Redeemable convertible preferred stock, shares outstanding		2,465,000	2,465,000
Redeemable convertible preferred stock, shares liquidation preference	15,998,000	15,998,000	15,998,000
Redeemable convertible preferred stock, Series E
Redeemable convertible preferred stock, shares authorized	5,295,000	5,295,000	5,295,000
Redeemable convertible preferred stock, shares issued	5,295,000	5,295,000	5,295,000
Redeemable convertible preferred stock, shares outstanding		5,295,000	5,295,000
Redeemable convertible preferred stock, shares liquidation preference	21,179,000	21,179,000	21,179,000
Convertible Preferred Stock
Convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock, liquidation preference	$ 31,916,000	$ 31,916,000	$ 31,916,000
Convertible preferred stock, shares authorized	26,392,000	26,392,000	26,392,000
Convertible preferred stock, shares outstanding		17,645,000	17,645,000

Consolidated Statements of Operations (Unaudited) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Healthcare	$ 27,615,000	$ 22,854,000	$ 56,845,000	$ 47,079,000	$ 90,917,000	$ 75,771,000	$ 70,718,000
Commuter	13,220,000	8,382,000	25,212,000	16,589,000	33,325,000	29,304,000	27,603,000
Other	2,942,000	2,625,000	6,030,000	5,517,000	11,395,000	9,972,000	10,140,000
Total revenue	43,777,000	33,861,000	88,087,000	69,185,000	135,637,000	115,047,000	108,461,000
Program services
Promotion of mass transportation	40,000,000	11,000,000	126,000,000	280,000,000	9,000,000	38,000,000	9,000,000
Supporting Services:
Cost of revenues (excluding amortization of internal use software)	15,620,000	13,244,000	32,677,000	28,610,000	55,651,000	50,205,000	46,802,000
Technology and development	4,622,000	3,447,000	8,962,000	6,939,000	13,526,000	12,640,000	13,773,000
Sales and marketing	7,267,000	5,209,000	14,476,000	10,458,000	20,697,000	18,173,000	18,885,000
General and administrative	7,325,000	5,104,000	14,803,000	10,466,000	20,876,000	18,231,000	20,134,000
Amortization and change in contingent consideration	4,094,000	2,682,000	8,532,000	5,175,000	11,327,000	7,764,000	8,398,000
Total operating expenses	38,928,000	29,686,000	79,450,000	61,648,000	122,077,000	107,013,000	107,992,000
Income from operations	4,849,000	4,175,000	8,637,000	7,537,000	13,560,000	8,034,000	469,000
Other income (expense):
Interest income	9,000	9,000	19,000	20,000	36,000	220,000	851,000
Interest expense	(452,000)	(111,000)	(857,000)	(197,000)	(494,000)	(188,000)	(1,102,000)
Interest expense: amortization of convertible debt discount					0	(21,107,000)	(71,000)
Loss on extinguishment of debt							(356,000)
Gain (loss) on revaluation of warrants	407,000	51,000	381,000	(59,000)	351,000	(5,413,000)	70,000
Other income	12,000		27,000
Income (Loss) before income taxes	4,825,000	4,124,000	8,207,000	7,301,000	13,453,000	(18,454,000)	(139,000)
Income tax (provision) benefit	(1,601,000)	(253,000)	(2,973,000)	(401,000)	19,868,000	1,204,000	(495,000)
Accretion of redemption premium (expense) benefit	(778,000)	(2,924,000)	(2,301,000)	(5,692,000)	(6,209,000)	(6,740,000)	1,037,000
Net income (loss)	3,224,000	3,871,000	5,234,000	6,900,000	33,321,000	(17,250,000)	(634,000)
Net income (loss) attributable to common stockholders	2,446,000	947,000	2,933,000	1,208,000	27,112,000	(23,990,000)	403,000
Basic net income (loss) per share attributable to common stockholders	$ 0.17	$ 0.62	$ 0.37	$ 0.79	$ 17.65	$ (15.7)	$ 0.25
Diluted net income (loss) per share attributable to common stockholders	$ 0.1	$ 0.06	$ 0.13	$ 0.07	$ 1.43	$ (15.7)	$ (0.04)
Shares used in basic net income (loss) per share calculations	14,268	1,535	7,907	1,534	1,536	1,528	1,606
Shares used in diluted net income (loss) per share calculations	24,349	16,450	20,683	16,376	20,086	1,528	16,864
TRANSITCENTER, INC.
Revenues:
Commissions					19,230,909	20,103,874
Interest income					41,427	54,750
Packaging and other fees					1,046,535	880,328
Expired products					10,863,766	1,355,135
Total revenue					31,182,637	22,394,087
Program services
Promotion of mass transportation					1,937,768	1,900,288
Operation of transit fare system					13,369,162	13,519,210
Total Program Services					15,306,930	15,419,498
Supporting Services:
Management and general expenses					3,710,275	3,308,267
Technology and development						37,273,000
Total operating expenses					19,017,205	18,727,765
Change in unrestricted net assets					12,165,432	3,666,322
Unrestricted Net Assets
Beginning balance, Unrestricted Assets Net				15,316,717	15,316,717	11,650,395
Ending balance, Unrestricted Assets Net					$ 27,482,149	$ 15,316,717

Consolidated Statements of Stockholders' Equity (Deficit) (USD $) In Thousands, unless otherwise specified	Total	Convertible Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2008	$ (57,357)	$ 33,965	$ 2	$ (5)	$ (1,262)	$ (90,057)
Beginning Balance, Shares at Dec. 31, 2008		17,645	1,676	(1)
Consolidated Statements of Stockholders' Equity (Deficit)
Exercise of stock options	20				20
Exercise of stock options, shares			36
Share repurchases	(371)			(371)
Share repurchases, shares				(186)
Stock-based compensation	2,510				2,510
Beneficial conversion feature	10,800				10,800
Accretion of redemption premium	1,037				1,037
Net income (loss)	(634)					(634)
Ending Balance at Dec. 31, 2009	(43,995)	33,965	2	(376)	13,105	(90,691)
Ending Balance, Shares at Dec. 31, 2009		17,645	1,712	(187)
Consolidated Statements of Stockholders' Equity (Deficit)
Exercise of stock options	5				5
Exercise of stock options, shares			6
Stock-based compensation	2,404				2,404
Modification of warrants	14,193				14,193
Accretion of redemption premium	(6,740)				(6,740)
Net income (loss)	(17,250)					(17,250)
Ending Balance at Dec. 31, 2010	(51,383)	33,965	2	(376)	22,967	(107,941)
Ending Balance, Shares at Dec. 31, 2010		17,645	1,718	(187)
Consolidated Statements of Stockholders' Equity (Deficit)
Exercise of stock options	27				27
Exercise of stock options, shares	20		20
Share repurchases	(57)			(57)
Share repurchases, shares				(5)
Stock-based compensation	2,244				2,244
Accretion of redemption premium	(6,209)				(6,209)
Net income (loss)	33,321					33,321
Ending Balance at Dec. 31, 2011	(22,057)	33,965	2	(433)	19,029	(74,620)
Ending Balance, Shares at Dec. 31, 2011		17,645	1,738	(192)
Consolidated Statements of Stockholders' Equity (Deficit)
Exercise of stock options	8				8
Exercise of stock options, shares	8		8
Share repurchases	(30)			(30)
Share repurchases, shares				(3)
Stock-based compensation	1,674				1,674
Issuance of common stock in May 2012 initial public offering at $900 per share, net of issuance costs of $10,239	57,036		7		57,029
Issuance of common stock in May 2012 initial public offering at $900 per share, net of issuance costs of $10,239, shares			7,475
Conversion of preferred stock to common stock	84,469	(33,965)	18		118,416
Conversion of preferred stock to common stock, shares		(17,645)	17,688
Conversion of preferred stock warrants to common stock warrants	738				738
Accretion of redemption premium	(2,301)				(2,301)
Net income (loss)	5,234					5,234
Ending Balance at Jun. 30, 2012	$ 124,771		$ 27	$ (463)	$ 194,593	$ (69,386)
Ending Balance, Shares at Jun. 30, 2012			26,909	(195)

Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	May 31, 2012
Consolidated Statements of Stockholders' Equity (Deficit)
Issuance of common stock- IPO	$ 20.78	$ 9
Stock Issuance Cost	$ 10,239
Common Stock
Consolidated Statements of Stockholders' Equity (Deficit)
Issuance of common stock- IPO		$ 9
Stock Issuance Cost	10,239
Additional Paid-in Capital
Consolidated Statements of Stockholders' Equity (Deficit)
Issuance of common stock- IPO		$ 9
Stock Issuance Cost	$ 10,239

Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 5,234,000	$ 6,900,000	$ 33,321,000	$ (17,250,000)	$ (634,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	1,446,000	1,744,000	3,199,000	4,164,000	4,564,000
Amortization and change in contingent consideration	8,532,000	5,175,000	11,327,000	7,764,000	8,398,000
Stock-based compensation	1,674,000	1,199,000	2,244,000	2,404,000	2,510,000
Revaluation of warrants	(381,000)	59,000	(351,000)	5,413,000	(70,000)
Loss on extinguishment of debt					183,000
Amortization of debt discount			0	21,107,000	71,000
Loss on disposal of fixed assets	24,000	6,000	51,000		23,000
Payment of contingent consideration in excess of initial measurement	(2,453,000)		(662,000)
Loss on impairment of long-lived assets			116,000	120,000	345,000
Provision for doubtful accounts	13,000	126,000	61,000	66,000	(224,000)
Deferred taxes	2,527,000	195,000	20,198,000	(1,334,000)	446,000
Changes in operating assets and liabilities:
Accounts receivable	(1,343,000)	(4,108,000)	475,000	(2,109,000)	2,394,000
Prepaid expenses and other current assets	2,514,000	(3,263,000)	(3,996,000)	(324,000)	448,000
Other assets	8,000	124,000	204,000	(303,000)	980,000
Accounts payable and accrued expenses	(159,000)	(1,876,000)	(29,000)	344,000	(418,000)
Customer obligations	2,160,000	12,246,000	28,917,000	1,522,000	12,942,000
Other liabilities	833,000	(14,000)	510,000	(1,108,000)	(1,084,000)
Net cash provided by operating activities	15,601,000	18,513,000	55,189,000	20,476,000	31,075,000
Cash flows used in investing activities:
Purchases of property and equipment	(6,403,000)	(4,057,000)	(9,408,000)	(7,257,000)	(6,617,000)
Cash consideration for business acquisitions, net of cash acquired	8,551,000	(1,852,000)	(1,852,000)	(5,012,000)	(2,069,000)
Change in restricted cash	574,000	(200,000)	(1,334,000)	(30,000)	(567,000)
Net cash (used in) provided by investing activities	2,722,000	(6,109,000)	(12,594,000)	(12,299,000)	(9,253,000)
Cash flows from financing activities:
Proceeds from convertible debt	20,000,000				20,000,000
Proceeds from debt	29,659,000	9,219,000	12,064,000	2,837,000
Repayment of outstanding debt facilities					(20,000,000)
Proceeds from initial public offering net of underwriters commissions and discounts	62,566,000
Principal payments on capital leases					(312,000)
Proceeds from exercise of common stock	8,000	37,000	27,000	5,000	20,000
Payment of contingent consideration	(3,807,000)	(2,000,000)	(4,288,000)
Purchase of treasury stock	(30,000)	(21,000)	(57,000)		(371,000)
Net cash (used in) provided by financing activities	88,396,000	7,235,000	7,746,000	2,842,000	(663,000)
Net increase in cash and cash equivalents	106,719,000	19,639,000	50,341,000	11,019,000	21,159,000
Cash and cash equivalents at beginning of period	154,621,000	104,280,000	104,280,000	93,261,000	72,102,000
Cash and cash equivalents at end of period	261,340,000	123,919,000	154,621,000	104,280,000	93,261,000
Cash paid during the period for:
Interest	464,000	127,000	368,000	189,000	1,083,000
Taxes	486,000	48,000	442,000	383,000	149,000
Noncash financing and investing activities:
Conversion of convertible debt and accrued interest into Series E preferred stock				21,178,000
Accretion of redemption premium	2,301,000	5,692,000	6,209,000	6,740,000	(1,037,000)
Reduction in FBM contingent consideration due to re-negotiated lease	528,000
Conversion of preferred stock to common stock	118,416,000
Conversion of preferred stock warrants to common stock warrants	738,000
PBS acquisition adjustment			590,000
Modification of warrants				14,193,000
Beneficial conversion feature					10,800,000
TRANSITCENTER, INC.
Cash flows from operating activities:
Change in unrestricted net assets			12,165,432	3,666,322
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation			937,971	976,995
Deferred rent expense (amortization)			59,006	(32,684)
Changes in operating assets and liabilities:
Accounts receivable			2,938,764	1,069,807
Other accounts receivable			(115,947)	(45,855)
Inventory			(32,197)	(2,678,167)
Prepaid expenses and other current assets			(767,259)	(144,616)
Amounts payable to transit operators			(24,353,391)	(7,219,038)
Accounts payable and accrued expenses			636,500	(253,862)
Net cash provided by operating activities			(8,531,121)	(4,661,098)
Cash flows used in investing activities:
Proceeds from restricted investments			1,603,411	(160)
Purchases of property and equipment			(947,842)	(812,753)
Net cash (used in) provided by investing activities			655,569	(812,913)
Cash flows from financing activities:
Net increase in cash and cash equivalents			(7,875,552)	(5,474,011)
Cash and cash equivalents at beginning of period		82,336,838	82,336,838	87,810,849
Cash and cash equivalents at end of period			$ 74,461,286	$ 82,336,838

Summary of Business and Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Summary of Business and Significant Accounting Policies
(1)	Summary of Business and Significant Accounting Policies

(a) Business

WageWorks, Inc., or the Company, is a leading on-demand provider of tax-advantaged programs for consumer-directed health, commuter and other employee spending account benefits, or CDBs, in the United States. The Company is headquartered in San Mateo, California.

The Company operates as a single reportable segment on an entity level basis. The Company generates revenue from the administration of healthcare, commuter and other employer sponsored tax-advantaged benefit services. The entity level is the aggregation of these three revenue streams.

(b) Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Acquisitions are accounted for as business combinations, and accordingly, the results of operations of acquired businesses are included in the consolidated financial statements from the date of acquisition. All significant intercompany accounts and transactions have been eliminated in consolidation.

(c) Unaudited Interim Financial Statements

The accompanying interim consolidated balance sheet as of June 30, 2012, the consolidated statements of operations for the three and six months ended June 30, 2011 and June 30, 2012, the consolidated statements of cash flows for the six months ended June 30, 2011 and June 30, 2012, the consolidated statement of stockholders’ deficit for the six months ended June 30, 2012 and the related interim information contained within the notes to the consolidated financial statements are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America. In our opinion, the unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments necessary for fair presentation. The results of the interim period presented herein are not necessarily indicative of the results of future periods or annual results for the year ended December 31, 2012.

(d) Initial Public Offering (unaudited)

On May 15, 2012, the Company closed its initial public offering (IPO). The offer and sale of all of the shares in the IPO were registered under the Securities Act pursuant to a registration statement on Form S-1, which was declared effective by the SEC on May 9, 2012 (the Effective Date). In connection with the IPO the Company sold 7,475,000 shares of common stock to the public at a price of $9.00 per share, which included 975,000 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters. The Company received aggregate proceeds of $62.6 million from the IPO and the underwriters’ overallotment option, net of underwriters’ discounts and commissions. Upon the closing of the IPO, all shares of the Company’s previously outstanding preferred stock automatically converted into shares of common stock and outstanding warrants to purchase the Company’s preferred stock automatically became exercisable for shares of common stock. As a result, as of May 16, 2012, the Company had 26,711,408 shares of common stock issued and outstanding.

(e) Stock Split

On July 15, 2011, the Board of Directors approved a 1-for-2 reverse stock split of the Company’s outstanding common stock that was effected on that date, and a proportional adjustment to the existing conversion ratios for each series of convertible preferred stock was made at the time of the effectiveness of the reverse stock split. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retroactively to reflect this reverse stock split, adjustment of the convertible preferred stock conversion and adjustment of the exercise prices of stock options and warrants.

(f) Reclassifications

The Company has reclassified the short-term contingent payment liability, which in the prior year was presented within the accounts payable and accrued expenses category, into its own category to conform to current period presentation.

(g) Liquidity

The Company has completed several rounds of private equity financing as well as an IPO to date. While the Company initially incurred losses for several years, it has experienced positive cash flow from operations since 2005. The Company believes that its existing cash and cash equivalents, cash generated from its operations, and unused borrowing capacity on its line of credit will be sufficient to fund its operations at least through December 31, 2012.

At December 31, 2011 and June 30, 2012, the Company’s current liabilities exceeded its current assets by $35.8 million and $13.3 million (unaudited), respectively. The Company has historically been able to fulfill its obligations as they fall due and expects to be able to continue to do so in the future. This expectation is based on retaining the majority of its current client base as well as continuing its funding model whereby at the beginning of a plan year, most of the Company’s enterprise clients provide it with prefunds for their Flexible Spending Account, or FSA, programs based on a percentage of projected elections by the employee participants for the plan year ahead. During the plan year, the Company processes employee participants’ claims as they are submitted and typically seeks reimbursement from its employer clients within one week after settling the claim. To the extent that this model is discontinued or the Company’s client retention significantly deteriorates, its business, operating results and financial condition may be significantly impacted.

Future capital requirements also depend on other factors, including the required level of investment in technology, acquisitions and portfolio purchases. In the first quarter of 2012, the Company completed a portfolio purchase and an acquisition (see Note 3). The Company used its existing line of credit under its Revolver with Union Bank, N.A., or UB (see Note 8), to finance the acquisition and drew down an incremental $29.6 million. As of June 30, 2012, any borrowing outstanding under the Revolver was due and payable on October 31, 2012. In September 2012, the Company entered into an amendment to extend the due date to October 31, 2013.

(h) Certain Risks

In addition to the liquidity risks discussed above, the Company delivers its CDB programs through a highly scalable Benefits-as-a-Service, or BaaS, delivery model that employer clients and their employee participants may access through a standard web browser on any internet-enabled device, including computers, smart phones and other mobile devices, such as tablet computers. The Company faces risks associated with ongoing sales acceptance, the realization of cost economies of scale, and existing and potential competition.

Additionally, the Company’s business is dependent on the availability of tax-advantaged CDBs for employers and employees. Any diminution in, elimination of, or change in the availability of these benefits would significantly impact the Company’s operations.

(i) Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates in these consolidated financial statements include allowances for doubtful accounts, estimates of future cash flows associated with assets, asset impairments, useful lives for depreciation and amortization, loss contingencies, expired and unredeemed products, deferred tax assets, reserve for income tax uncertainties, warrant valuations, and the assumptions used for stock-based compensation, contingent consideration associated with our acquisitions and purchase accounting. Actual results could differ from those estimates. In making its estimates, the Company considers the current economic and legislative environment in the estimates and has considered those factors when reviewing the assumptions and estimates.

(j) Cash, Cash Equivalents, and Restricted Cash

The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. Cash and cash equivalents, which consist of cash on deposit with banks and money market funds, are stated at cost. To the extent the Company’s contracts do not provide for any restrictions on the Company’s use of cash that it receives from clients the cash is recorded as a Company asset.

In all cases, the Company recognizes a related liability to its customers, classified as customer obligations in the accompanying consolidated balance sheets.

Restricted cash represents cash used to collateralize standby letters of credit. The current portion of restricted cash matures in 2012 and is therefore classified as a current asset at December 31, 2011 and June 30, 2012.

(k) Concentration of Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company deposits its cash with several financial institutions, and its deposits, at times, exceed insured amounts.

For the years ended December 31, 2009, 2010 and 2011 and for the unaudited six months ended June 30, 2011 and 2012, no customers accounted for greater than 10% of total revenue or 10% of accounts receivable.

(l) Fair Value of Financial Instruments

Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurements and Disclosures, or ASC 820, provides a consistent framework to define, measure, and disclose the fair value of assets and liabilities in financial statements. ASC 820 establishes a three-level hierarchy priority for disclosure of assets and liabilities recorded at fair value. The ordering of priority reflects the degree to which objective prices in external active markets are available to measure fair value. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for measurement are observable or unobservable.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The contingent consideration payable related to the Planned Benefits Systems (PBS), Fringe Benefits Management (FBM), Choice Strategies (CS) and TransitCenter (TC) acquisitions (see Note 3) were recorded at fair value on the acquisition date and are adjusted quarterly to fair value. The increases or decreases in the fair value of contingent consideration payable can result from changes in anticipated revenue levels and changes in assumed discount periods and rates. As the fair value measure is based on significant inputs that are not observable in the market, they are categorized as Level 3.

The Lender Warrant (see Note 9) was recorded at fair value on the grant date and is adjusted quarterly to fair value. The Company valued the Lender Warrant using a Black-Scholes option-pricing model, which incorporates assumptions about underlying asset value, volatility, expected remaining life, and risk-free interest rate. These valuation assumptions were estimated based upon management’s judgment about the general industry environment. Since the valuation of the Lender Warrant involves significant unobservable inputs, it was categorized as Level 3 under the three-level hierarchy discussed above. Upon the completion of the Company’s IPO in May 2012 and the conversion of the Company’s outstanding shares of preferred stock into shares of common stock, the Lender Warrant, which was a warrant to purchase Series C redeemable convertible preferred stock, became exercisable for shares of common stock. As the warrant is no longer exercisable into shares of redeemable preferred stock, the warrant was reclassified from liability to equity and the Company will no longer record any mark-to-market changes in the fair value of the warrant in the statements of operations. The Company performed the final re-measurement of the Lender Warrant at the closing date of the Company’s IPO on May 15, 2012. The Lender Warrant was then reclassified from liability to equity on that date.

The Investor Warrants (see Note 9) were recorded at fair value on the grant date and were adjusted quarterly to fair value until July 30, 2010. The estimated fair value of the Investor Warrants at December 31, 2010 was determined based upon the Noreen-Wolfson option pricing model, which incorporates assumptions about underlying asset value, volatility, expected remaining life, and risk-free interest rate. These valuation assumptions are estimated based upon management’s judgment about the general industry environment and are outlined in Note 9(c).

At July 30, 2010, the Investor Warrant terms were changed from being exercisable for a redeemable preferred share to being exercisable for a preferred share that was not redeemable. Accordingly, the Investor Warrants are classified as equity, under FASB ASC 480, Distinguishing Liabilities from Equity, or ASC 480, and FASB ASC 815-40, or ASC 815, Derivatives and Hedging, at the date of change and no longer need to be marked-to-market. Since the valuation of the Investor Warrants involves significant unobservable inputs they were categorized as Level 3 under the three-level hierarchy discussed above.

Changes in fair value of the Investor Warrants, until the time they were reclassified as equity, and in fair value of the Lender Warrant are recorded as a separate line item under other income (expense) entitled “Gain (loss) on revaluation of warrants” in the consolidated statements of operations.

Other financial instruments not measured at fair value on the Company’s unaudited consolidated balance sheet at June 30, 2012, but which require disclosure of their fair values include: cash and cash equivalents (including restricted cash), accounts receivable, accounts payable and accrued expenses and debt under the line of credit with UB. The estimated fair value of such instruments at June 30, 2012 approximates their carrying value as reported on the unaudited consolidated balance sheet. The fair values of all of these instruments are categorized as Level 2 of the fair value hierarchy, with the exception of cash, which is categorized as Level 1.

The following table provides a reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3) (dollars in thousands):

	Lender Warrant	Contingent Consideration PBS	Contingent Consideration FBM	Contingent Consideration CS	Contingent Consideration TC
Balances at December 31, 2010	$1,470	$6,361	$9,573	$—	$—
Gains or losses included in earnings:
Gain on revaluation of warrant	(351)	—	—	—	—
Loss on revaluation of contingent consideration	—	1,437	1,255	—	—
Payment of contingent consideration for PBS	—	(2,000)	—	—	—
Payment of contingent consideration for FBM	—	(6,260)	(7,650)	—	—

Balances at December 31, 2011	$1,119	$5,798	$3,178	$—	$—

Initial fair value of contingent consideration	—	—	—	11,054	5,314
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	—	—	—	—
Loss on revaluation of contingent consideration	—	1,059	542	846	71
Payment of contingent consideration	—	(6,260)	—	—	—
Reclassification of warrant to additional paid-in capital	(738)	—	—	—	—
Reduction in FBM contingent consideration due to re-negotiated lease	—	—	(528)	—	—

Balances at June 30, 2012 (unaudited)	$—	$597	$3,192	$11,900	$5,385

In the first quarter of 2012, the Company re-negotiated its lease with Fringe Benefits Management Company, or FBMC, from whom the Company leases a facility in Florida. Both parties agreed to a reduction in the rental rate for the remainder of the lease term and subsequently amended their Shared Services Agreement. In connection with this lease re-negotiation, FBMC and the Company agreed to reduce the amount of contingent consideration due to FBMC in 2012 by $0.5 million. The Company is amortizing this amount over the remaining term of the lease.

Quantitative Information About Level 3 Fair Value Measurements

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration and Lender Warrant designated as Level 3 are as follows:

	Fair Value at June 30, 2012	Valuation Technique	Significant Unobservable Input
	(in thousands, unaudited)
Contingent consideration—FBM	$3,192	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—CS	$11,900	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—TC	$5,385	Discounted cash flow	Annualized revenue and probability of achievement

Sensitivity To Changes In Significant Unobservable Inputs

As presented in the table above, the significant unobservable inputs used in the fair value measurement of contingent consideration related to the acquisitions are annualized revenue forecasts developed by the Company’s management and the probability of achievement of those revenue forecasts. The significant unobservable inputs used in the fair measurement of the Lender Warrant are the volatility of the underlying stock value, expected term and the value of our common stock. Significant increases (decreases) in these unobservable inputs in isolation would result in a significantly lower (higher) fair value measurement.

(m) Accounts Receivable

Accounts receivable represent both amounts receivable in relation to fees for the Company’s services and unpaid amounts by customers for benefit services of participants provided by third-party vendors, such as transit agencies and healthcare providers (see Note 5). The Company provides for an allowance for doubtful accounts by reference to reserves for specific accounts. The Company reviews its allowance for doubtful accounts monthly. Accounts more than 30 days past due are reviewed weekly for collectability. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs for 2009, 2010 and 2011 and the unaudited three and six months ended June 30, 2011 and June 30, 2012 were not significant.

(n) Deferred Offering Costs

Deferred offering costs of $3.9 million are included in the accompanying consolidated balance sheet within prepaid expenses and other current assets at December 31, 2011. In May 2012, the Company closed its IPO and offset $5.5 million of offering costs against the proceeds it received in the offering. There were no deferred offering costs at December 31, 2010.

(o) Property and Equipment

Property and equipment are stated at cost. Depreciation on computer and equipment and furniture and fixtures is calculated on a straight-line basis over the estimated useful lives of those assets, ranging from three to five years. Leasehold improvements are amortized over the shorter of their estimated useful life or the lease term. Total depreciation expense, including amortization of internal use software, for the years ended December 31, 2009, 2010 and 2011 was $9.6 million, $9.7 million, and $9.2 million respectively and for both the unaudited three months ended June 30, 2011 and 2012 was $2.3 million. Total depreciation expense for the unaudited six months ended June 30, 2011 and 2012 was $4.6 million and $4.5 million, respectively.

When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in operating expenses.

Maintenance and repairs are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized.

(p) Software and Web Site Development Costs

The Company recognizes internal use software and Web site development costs in accordance with FASB ASC Subtopic 350-40, Internal-Use Software, and FASB ASC Subtopic 350-50, Intangibles—Website Development Costs, respectively. As such, the Company expenses all costs incurred that relate to the planning and post implementation phases of development. Costs incurred in the development phase are capitalized and recognized over the technology’s estimated useful life, generally four years, as amortization in the accompanying consolidated statements of operations. Amortization expense related to capitalized development costs was $5.0 million, $5.6 million, and $6.0 million for 2009, 2010, and 2011 respectively. In the unaudited three months ended June 30, 2011 and June 30, 2012, the Company recorded $1.5 million and $1.6 million of amortization expense related to these costs, respectively. In the six months ended June 30, 2011 and June 30, 2012, the Company amortized $2.9 million and $3.0 million of capitalized software development costs, respectively. Costs associated with the platform content or the repair or maintenance of the existing platforms are expensed as incurred.

The Company accounts for interest costs related to internal use software and Web site development costs in accordance with the provisions of FASB ASC Subtopic 835-20, Interest—Capitalization of Interest, which require capitalization of interest on major construction or acquisition projects where the financial statement effect of capitalization versus current expense recognition is likely to be material. Capitalized interest related to software and development costs was immaterial for all years.

(q) Accounting for Impairment of Long-Lived Assets

In accordance with FASB ASC Subtopic 360-10, Property, Plant and Equipment, the Company evaluates the remaining useful life and recoverability of property and equipment and other assets, including identifiable intangible assets with definite lives, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group, based on discounted cash flows. Assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell. The Company recorded impairment adjustments of $345,000, $120,000, and $116,000 in 2009, 2010 and 2011, respectively, related to software development costs which are included in property and equipment, net in the accompanying consolidated financial statements. There were no impairment adjustments in the unaudited three and six months ended June 30, 2011 and 2012.

(r) Acquisitions and Goodwill

The Company has accounted for all of its acquisitions using the purchase method as required under the provisions of FASB ASC 805, Business Combinations, or ASC 805. The cost of acquisition is allocated to the assets acquired and liabilities assumed based on fair values at the date of acquisition. Goodwill represents the excess cost over the fair value of net assets acquired in the acquisition.

The Company performs a goodwill impairment test annually on December 31st and more frequently if events and circumstances indicate that the asset might be impaired. The following are examples of triggering events (none of which occurred in 2011 or in the six months ended June 30, 2012) that could indicate that the fair value of a reporting unit has fallen below the unit’s carrying amount:

•	A significant adverse change in legal factors or in the business climate

•	An adverse action or assessment by a regulator

•	Unanticipated competition

•	A loss of key personnel

•	A more-likely than-not expectation that a reporting unit or a significant portion of a reporting unit will be sold or otherwise disposed of

The impairment test is performed in accordance with FASB ASC 350, Intangibles—Goodwill and Other, or ASC 350, and an impairment loss is recognized to the extent that the carrying amount exceeds the reporting unit’s fair value. When reviewing goodwill for impairment, the Company assesses whether goodwill should be allocated to operating levels lower than the Company’s single operating segment for which discrete financial information is available and reviewed for decision-making purposes. These lower levels are referred to as reporting units. The Company’s chief operating decision maker, the Chief Executive Officer, does not allocate resources or assess performance at the individual healthcare, commuter or other revenue stream level, but rather at the operating segment level. Discrete financial information is therefore not maintained at the revenue stream level. The Company’s operating segment is the aggregation of these three revenue streams and is the Company’s one reporting unit.

The goodwill impairment analysis is a two-step process: first, the reporting unit’s estimated fair value is compared to its carrying value, including goodwill. If the Company determines that the estimated fair value of the reporting unit is less than its carrying value, the Company moves to the second step to determine the implied fair value of the reporting unit’s goodwill. If the carrying amount of the reporting unit’s goodwill exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the reporting unit in a manner similar to a purchase price allocation.

The fair value of the Company’s reporting unit was determined using the market approach. In the application of the market approach, the Company is required to make estimates of future operating trends and judgments on discount rates and other variables. Actual future results related to assumed variables could differ from these estimates. Discount rates are based on a weighted average cost of capital, which represents the average rate a business must pay its providers of debt and equity capital. The Company used discount rates that are the representative weighted average cost of capital for its reporting unit in comparison with peer companies, with consideration given to the current condition of the global economy. The Company determines projected income based on the Company’s best estimate of near term revenue and Earnings before Interest, Income Taxes, Depreciation and Amortization, or EBITDA, expectations and long-term projections; estimated Adjusted EBITDA for 2011 compared to 2010 indicated an increase. As a sensitivity analysis, a 100 basis point reduction in the assumed net sales growth beginning in fiscal 2012 would decrease minimally the overall valuation but it would not cause a change in the results of the Company’s impairment testing that indicated no impairment of goodwill.

As of the end of the Company’s fourth quarter of fiscal year 2011, the period of its last annual impairment test, the fair value of its reporting unit determined under the market approach exceeded the Company’s aggregate carrying value by a significant amount. To date, the Company has not made any impairment adjustments to goodwill as the fair value of its reporting unit has always exceeded its carrying value.

(s) Warrants

The Company accounts for freestanding warrants exercisable into shares that are redeemable in accordance with ASC 480. Under ASC 480, warrants to acquire Preferred Stock where that stock is potentially redeemable must be reported as liabilities and marked to market at each reporting period from the warrant issuance date until the exercise date or expiration. If the warrants were issued in connection with a debt financing, the Company follows the guidance of FASB ASC 470, Debt, which requires that the proceeds from an issuance of debt with warrants, where the warrant is classified as a liability, be allocated first to the warrant based upon the warrant fair value and the residual amount of the proceeds are allocated to the debt. The warrant terms for the Investor Warrants were changed on July 30, 2010 and became exercisable for Preferred Stock that is not redeemable and for that reason the warrants are now classified as equity under ASC 480.

(t) Revenue Recognition

The Company reports revenue based on the following product lines: Healthcare, Commuter, and Other services. Healthcare and Commuter include revenues generated from benefit service fees based on client employee (known as participant) participation levels and interchange and other commission revenues. Interchange and other commission revenues are based on a percentage of total healthcare and commuter dollars transacted pursuant to written purchase agreements with certain vendors and banks. Other revenue includes services related to Consolidated Omnibus Budget Reconciliation Act, or COBRA, enrollment and eligibility, nonhealthcare, and employee account administration (i.e., tuition and health club reimbursements) and project-related professional services.

The Company recognizes all revenue streams in accordance with FASB ASC 605, Revenue Recognition. As such, the Company recognizes revenue when collectability is reasonably assured, service has been performed, persuasive evidence of an arrangement exists, and there is a fixed or determinable fee.

Benefit service fees are recognized on a monthly basis as services are rendered and earned under service arrangements where fees and commissions are fixed or determinable and collectability is reasonably assured. Benefit service fees are based on a fee for service model (e.g., monthly fee per participant) in which revenue is recognized on a monthly basis as services are rendered under price quotations or service agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties. Fees received for initial setup of new clients and annual renewal fees are deferred and recognized on a monthly basis as services are rendered over the agreed benefit period. The initial setup fees are not considered separable from the ongoing services provided for which benefit service fees are earned.

Vendor and bank interchange revenues are attributed to revenue sharing arrangements the Company enters into with certain banks and card associations, whereby the Company shares a portion of the transaction fees earned by these financial institutions on debit cards the Company issues to its employee participants based on a percentage of total dollars transacted as reported on third-party reports. Commission revenue entails the Company purchasing passes on behalf of its employee participants from various transit agencies and due to the significant volume of purchases, the Company receives commissions on these passes which the Company records on a net basis. Commission revenue is recognized on a monthly basis as transactions are placed under written purchase agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties. In addition, the Company recognizes revenue on our estimate of passes that will expire unused over the estimated useful life of the passes, as the amounts paid for these passes are nonrefundable to both the employer client and the employee participant.

Professional service fees are related to projects provided to the Company’s existing employer clients that last up to two months to accommodate their changing reporting and file transfer requirements and recognized upon completion of services and projects. These projects are discrete contracts and are not entered into contemporaneously with any other services the Company provides. The professional services are rendered with written price quotations or service agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties and where fees are fixed or determinable and collectability is reasonably assured.

(u) Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, Compensation—Stock Compensation, or ASC 718. Under ASC 718, stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award at that date, and is recognized as expense over the employee’s requisite service period (generally over the vesting period of the award) on a straight-line basis.

ASC 718 requires the benefits of tax deductions in excess of the compensation cost recognized for those options to be classified as financing cash inflows rather than operating cash inflows. There were no material excess tax benefits in the years ended December 31, 2009, 2010 and 2011 and the unaudited six months ended June 30, 2011 and June 30, 2012.

(v) Advertising Costs

Advertising costs are charged to expense in the period incurred. Advertising costs consist of expenses incurred to run advertisements. The Company incurred $126,000, $280,000, and $40,000, of advertising costs in 2009, 2010 and 2011, respectively, and $11,000 and $9,000 in the unaudited three months ended June 30, 2011 and June 30, 2012, respectively. The Company incurred $38,000 and $9,000 of advertising costs in the unaudited six months ended June 30, 2011 and June 30, 2012, respectively.

(w) Customer Obligations

Customer obligations represent liabilities incurred as a result of cash amounts received from customers and as a result of amounts billed to customers in which the Company has the legal right to bill and has yet to fulfill or initiate the related services.

(x) Leases

The Company leases various office space and equipment. The Company classifies its leases as either operating or capital lease arrangements in accordance with the criteria of FASB ASC 840, Leases. Certain of the Company’s operating leases for office space contain provisions under which monthly rent escalates over time and certain leases also contain provisions for reimbursement of a specified amount of leasehold improvements. When lease agreements contain escalating rent clauses, the Company recognizes rent expense on a straight-line basis over the term of the lease. When lease agreements provide allowances for leasehold improvements, the Company capitalizes the leasehold improvement assets and amortizes them on a straight-line basis over the lesser of the lease term or the estimated useful life of the asset, and reduces rent expense on a straight-line basis over the term of the lease by the amount of the allowances provided.

(y) Income Taxes

The Company reports income taxes in accordance with FASB ASC 740, Income Taxes, which requires an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities arise from the differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will actually be paid or refunds received, as provided under current enacted tax law. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance reduces the deferred tax assets to the amount that is more likely than not to be realized.

The Company uses financial projections to support its net deferred tax assets, which contain significant assumptions and estimates of future operations. If such assumptions were to differ significantly, it may have a material impact on the Company’s ability to realize its deferred tax assets. At the end of each period, the Company assesses the ability to realize the deferred tax benefits. If it is more likely than not that the Company would not realize the deferred tax benefits, then the Company would establish a valuation allowance for all or a portion of the deferred tax benefits.

Under ASC Subtopic 740-10, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained on examination by the taxing authorities, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to uncertain tax positions in income tax expense.

(z) Legal Matters and Contingencies

The Company accrues for estimated losses in accordance with FASB ASC 450, Contingencies, which requires an accrual for matters where the Company believes that the likelihood that a loss will occur is probable and the amount of loss is reasonably estimable. Legal costs incurred in connection with loss contingencies are expensed as incurred.

(aa) Reduction in Force

In accordance with FASB ASC 420, Exit or Disposal Obligations, restructuring costs are recorded as incurred. The Company accrues severances once the total severance pool has been calculated, approved, and communicated and recognizes the expense ratably over the required service period, from the communication date to the exit date. The Company took actions with reductions in force during 2009 and recorded approximately $1.0 million in severance charges in 2009, which were fully paid out in 2009.

In the first quarter of 2012, the Company closed its Troy, Michigan facility and consolidated redundant activities within its operations, which resulted in charges for the remaining lease payments due on a lease and the elimination of certain personnel. The expenses related to these actions were approximately $0.5 million.

(bb) Indemnification Agreements

In accordance with FASB ASC 460, Guarantees, the Company has disclosed and accounted for all guarantees. No amounts were recorded under these guarantees in 2009, 2010 and 2011 and in the unaudited six months ended June 30, 2012.

The Company has signed indemnification agreements with all board members. The agreements indemnify the members from claims and expenses on actions brought against the individuals separately or jointly with the Company for Indemnifiable Events. Indemnifiable Events generally mean any event or occurrence related to the fact that the board member was or is acting in their capacity as a board member for the Company or was or is acting or representing the interests of the Company.

(cc) Recently Issued Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, Disclosures about Offsetting Assets and Liabilities, which creates new disclosure requirements about the nature of an entity’s rights of offset and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. The adoption of ASU 2011-11 may have a financial disclosure impact on the Company but will not have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued Accounting Standards Update, or ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The guidance in ASU 2011-08 is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. If impairment is deemed more likely than not, management would perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s financial position or results of operations.

Amounts Payable To Transit Operators	6 Months Ended
Jun. 30, 2012
Amounts Payable To Transit Operators
(7)	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses at December 31, 2010 and 2011 and June 30, 2012 were comprised of the following (dollars in thousands):

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Accounts payable	$1,214	$910	$1,543
Payable to benefit providers and transit agencies	7,908	6,491	17,121
Accrued payables	4,224	5,843	5,288
Accrued compensation and related benefits	6,378	6,926	7,651
Other accrued expenses	987	792	1,726
Deferred revenue	189	453	2,042

Accounts payable and accrued expenses	$20,900	$21,415	$35,371

The increase in payable to benefit providers and transit agencies is due to the TransitChek acquisition.

Net Income (loss) per share	6 Months Ended
Jun. 30, 2012
Net Income (loss) per share [Abstract]
Net Income (loss) per share
(2)	Net Income (Loss) per share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Common Stockholders:

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
	(in thousands, except per share data)
				(unaudited)		(unaudited)
Numerator (basic and diluted):
Net income (loss)	$(634)	$(17,250)	$33,321	$3,871	$3,224	$6,900	$5,234
Less: accretion of redemption premium (expense) benefit	1,037	(6,740)	(6,209)	(2,924)	(778)	(5,692)	(2,301)
Net income (loss) attributable to common stockholders for basic EPS	$403	$(23,990)	$27,112	$947	$2,446	$1,208	$2,933

Add back: accretion of redemption premium related to dilutive redeemable preferred stock	(1,037)	—	1,587	—	(86)	—	(260)

Net income attributable to common stockholders for diluted EPS	$(634)	$(23,990)	$28,699	$947	$2,360	$1,208	$2,673

Denominator (basic):
Weighted average common shares outstanding	1,606	1,528	1,536	1,535	14,268	1,534	7,907
Denominator (diluted):
Weighted average common shares outstanding	1,606	1,528	1,536	1,535	14,268	1,534	7,907
Dilutive stock options and awards outstanding	218	—	1,010	1,195	1,305	1,122	1,109
Weighted average common shares from stock warrants	—	—	2,500	2,854	2,793	2,854	2,626
Weighted average common shares from preferred stock	15,040	—	15,040	10,866	5,983	10,866	9,041

Net weighted average common shares outstanding	16,864	1,528	20,086	16,450	24,349	16,376	20,683

Net income (loss) per share attributable to holders of common stock:
Basic	$0.25	$(15.70)	$17.65	$0.62	$0.17	$0.79	$0.37
Diluted	$(0.04)	$(15.70)	$1.43	$0.06	$0.10	$0.07	$0.13

Diluted net income (loss) per share does not include the effect of the following anti-dilutive common equivalent shares:

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
				(unaudited)		(unaudited)
Stock options outstanding	2,810	4,507	152	135	61	135	60
Common equivalent shares from stock warrants	4,451	4,653	—	—	—	—	—
Common shares from convertible debt	4,164	—	—	—	—	—	—
Common shares from convertible preferred stock	—	17,688	2,648	5,586	2,764	5,586	4,176

Total common stock equivalents	11,425	26,848	2,800	5,721	2,825	5,721	4,236

Acquisitions	6 Months Ended
Jun. 30, 2012
Acquisitions [Abstract]
Acquisitions
(3)	Acquisitions

On August 31, 2010, the Company acquired 100% of the outstanding common shares of Planned Benefits Systems (PBS). The results of operations of PBS have been included in the Company’s consolidated results of operations since this date. PBS is engaged in the business of providing required the Company to pay in 2011 and flexible benefits administration and COBRA continuance services and is based in Denver, Colorado. This acquisition added a new regional base of customers and participant relationships. The aggregate noncontingent portion of the purchase price was $2.9 million and was paid in cash on August 31, 2010.

The purchase price included a contingent consideration element that requires the Company to pay in 2011 and 2012 the former owners of PBS additional amounts based upon annualized revenues of PBS for 2011 and 2012, respectively. The initial fair value of the contingent consideration was determined from forecasts developed by management based upon existing business, customer relationships and historical growth rates. The Company discounted those forecasts using an 18.5% weighted average cost of capital. The Company measures acquired contingent consideration payable each reporting period at fair value, and recognizes changes in fair value in earnings each period in the amortization and change in contingent consideration line item on the statement of operations, until the contingency is resolved. The Company recorded a $1.4 million charge related to the change in fair value of the contingent consideration during 2011. Increases or decreases in the fair value of the contingent consideration payable can result from changes in anticipated revenue levels and changes in assumed discount periods and rates. Significant judgment is employed in determining the appropriateness of these assumptions each period. The contingent payment for 2011 of $2.0 million was paid in April 2011. The fair value of the contingent element at December 31, 2011 was estimated at $5.2 million, which was an increase of $1.4 million over the acquisition date fair value of the remaining payment due to increased revenue levels being achieved. The Company recorded $0.1 million in charges related to the change in fair value of the contingent consideration during the unaudited three and six months ended June 30, 2011 as a result of the passage of time. The Company recorded a $0.1 million credit during the unaudited three months ended June 30, 2012 related to the change in fair value of the contingent consideration, due to a final valuation of the amount to be paid out to the former owners of PBS. The Company recorded $1.1 million in charges during the unaudited six months ended June 30, 2012 related to the change in fair value of the contingent consideration due to increased revenue levels being achieved. The contingent payment for 2012 of $6.3 million was paid in May 2012. There is also an amount of $0.6 million, which was held back from the initial consideration paid, to account for possible future contingencies and is expected to be paid in the third quarter of 2012. As the fair value measure is based on significant inputs that are not observable in the market, the Company categorizes the inputs as Level 3 inputs under ASC 820.

Since the acquisition was a stock purchase, goodwill and intangibles cannot be amortized for tax purposes; accordingly, a deferred tax liability of $1.8 million was recorded at the date of acquisition for the book tax cost basis difference related to the intangibles.

On November 30, 2010, the Company acquired a division, or FBM, in a carve-out from Fringe Benefits Management Company, a Florida corporation, or FBMC. The acquired division related to the tax-advantaged business of providing flexible benefits administration, commuter, and COBRA continuance services for public service entities. This acquisition added a new regional base of clients and participant relationships. The results of FBM’s operations have been included in the consolidated financial statements since that date. The aggregate noncontingent portion of the purchase price was $7.2 million and was paid in cash in two installments: at November 30, 2010 ($2.5 million) and January 14, 2011 ($4.7 million). The Company has determined that FBM represented a business which the Company obtained control on November 30, 2010. On that date, the Company also entered into a Shared Services Agreement, or SSA, with FBMC to provide operational continuity to both parties as acquired customer contracts assumed by the Company were being assigned to the Company and to provide ongoing support to FBMC for the processing of certain tax favored business bundled as part of FBMC’s offerings as part of their ongoing business.

The purchase price included a contingent consideration element that required the Company to pay in 2011 and requires the Company to pay in 2012 FBMC additional amounts based upon annualized revenues of FBM for 2011 and 2012, respectively. The initial fair value of the contingent consideration was determined from forecasts developed by management based upon existing business, customer relationships and historical growth rates. Since FBM was a carve-out, some historical revenue details were not available and the forecasts relied upon FBMC management’s best estimates based upon current business and their understanding of retention rates and the marketplace. The Company discounted those forecasts using an 18% weighted average cost of capital. The Company measures acquired contingent consideration payable each reporting period at fair value, and recognizes changes in fair value in earnings each period in the amortization and change in contingent consideration line item on the statement of operations, until the contingency is resolved. The Company recorded a $1.3 million charge related to the change in fair value of the contingent consideration during 2011. Increases or decreases in the fair value of the contingent consideration payable can result from changes in anticipated revenue levels and changes in assumed discount periods and rates. Significant judgment is employed in determining the appropriateness of these assumptions each period. The contingent payment for 2011 of $3.0 million was paid in August 2011. The fair value of the contingent element at December 31, 2011 was estimated at $3.2 million, which was an increase of $0.7 million over the acquisition date fair value of the remaining payment due to increased revenue levels being achieved. The Company recorded $0.5 million and $0.8 million in charges related to the change in fair value of the contingent consideration during the unaudited three and six months ended June 30, 2011, respectively, due to increased revenue levels being achieved. The Company recorded $0.1 million and $0.5 million in charges related to the change in fair value of the contingent consideration during the unaudited three and six months ended June 30, 2012, respectively, due to increased revenue levels estimated to be achieved. In addition, there was a $0.5 million reduction to the contingent consideration element in connection with a lease re-negotiation (see Note 1 (l)). The fair value of the contingent element at June 30, 2012 was estimated at $3.2 million. As the fair value measure is based on significant inputs that are not observable in the market, the Company categorizes the inputs as Level 3 inputs under ASC 820.

The Choice Care Card, LLC Acquisition (unaudited)

On January 3, 2012, the Company acquired the operating assets and certain liabilities of The Choice Care Card, LLC, or CS, a Vermont limited liability company. CS administers tax-advantaged, consumer-driven health care programs, primarily HRAs, through a debit card or direct-pay to provider or member platform. This acquisition added a new regional base of customers and participant relationships. The aggregate non-contingent portion of the purchase price paid in cash was $8.7 million of which $8.3 million was paid at closing.

The Company accounted for the acquisition of CS as a purchase of a business under ASC 805. The results of operations for CS have been included in the Company’s financial results since the acquisition. The financial results of this acquisition are considered insignificant for purposes of pro forma financial statement disclosures.

The purchase price included a contingent consideration element that requires the Company to pay in 2012 and 2013 the former owners of CS additional amounts based upon annualized revenues of CS for 2012 and 2013 respectively. The Company determined that the total initial fair value for both contingent payments as of the acquisition date was $11.1 million. The Company recorded its estimate of the fair value of the contingent consideration based on a weighted average probability evaluation of various revenue forecasts developed by management. The resultant liability was discounted to present value at 5.3% to reflect the time value of money. Significant judgment is employed in determining the fair value each period. In the unaudited three and six months ended June 30, 2012, the Company recorded $0.7 million and $0.8 million in charges, respectively, in the amortization and change in contingent consideration line item in the Company’s accompanying consolidated statements of operations related to the change in fair value of the contingent consideration due to increased revenue levels estimated to be achieved. As the fair value measure is based on significant inputs that are not observable in the market, the Company categorizes the inputs as Level 3 inputs under ASC 820.

The following table summarizes the allocation of the purchase price at the date of acquisition (in millions):

	Amount	Weighted Average Useful Life (in years)
Net tangible assets acquired	$0.6
Customer relationships	9.2	10
Developed technology	0.6	2
Goodwill	9.4

Total allocation of purchase price	$19.8

As part of the purchase price allocation, the Company determined that CS’s separately identifiable intangible assets were its customer relationships and developed technology. The Company used the income approach to value the customer relationships. This approach calculates fair value by discounting the after-tax cash flows back to a present value. The baseline data for this analysis was the cash flow estimates used to price the transaction. Cash flows were forecasted and then discounted using a discount rate for customer relationships of 13%, based on the estimated weighted average cost of capital, which employs an estimate of the required equity rate of return and after-tax cost of debt.

Goodwill recognized from the transaction results from the acquired workforce, the opportunity to expand our client base and achieve greater long-term growth opportunities than either company had operating alone. All of the recognized goodwill is expected to be deductible for tax purposes.

TransitChek Acquisition (unaudited)

On February 1, 2012, the Company acquired the commuter benefit services business TransitChek, or TC, from TransitCenter, Inc., or TCI, a New York-based not for profit entity that provided commuter benefit services predominantly to SMB employer clients in the New York tri-state area. This acquisition added a new base of transit customers and participant relationships. The aggregate non-contingent portion of the purchase price was $31.1 million of which $30.8 million was paid at closing.

The Company accounted for the acquisition of TC as a purchase of a business under ASC 805. The results of operations for TC have been included in the Company’s financial results since the acquisition. The Company concluded that the acquisition of TC represented a material business combination for the purposes of pro forma financial statement disclosure and therefore, pro forma financial information has been provided herein.

The purchase price included an additional future payment of $0.7 million that was discounted to present value and will be paid over the next four years to a promotional fund in furtherance of TCI’s mission of raising awareness of the benefits of mass transit. The purchase price also included a contingent consideration element that requires the Company to pay an additional amount in July 2012 to the former owners of TCI, based on the achievement of certain revenue levels for the six months following the closing. The Company determined that based on the probability of achievement that the full contingent payment would be payable. The resultant liability of $5.3 million was discounted to present value at 3.25%, to reflect the time value of money. In the unaudited three and six months ended June 30, 2012, the Company recorded less than $0.1 million and $0.1 million in charges, respectively, related to the change in fair value of the contingent consideration as a result of the passage of time, in the amortization and change in contingent consideration line item in the Company’s accompanying consolidated statements of operations. As the fair value measure is based on significant inputs that are not observable in the market, the Company categorizes the inputs as Level 3 inputs under ASC 820.

As part of the purchase price allocation, the Company determined that TC’s separately identifiable intangible assets were its customer relationships, developed technology, trade names and a favorable lease. The Company used the income approach to value the customer relationships and trade name. This approach calculates fair value by discounting the after-tax cash flows back to a present value. The baseline data for this analysis was the cash flow estimates used to price the transaction. Cash flows were forecasted and then discounted using a discount rate for customer relationships and trade name of 16% and 15%, respectively, based on the estimated weighted average cost of capital, which employs an estimate of the required equity rate of return and after-tax cost of debt.

The following table summarizes the allocation of the purchase price at the date of acquisition (in millions):

	Amount	Weighted Average Useful Life (in years)
Net tangible assets acquired	$1.7
Customer relationships	8.8	8.7
Developed technology	4.4	3.0
Trade names	0.9	10.0
Favorable lease	1.1	11.0
Goodwill	20.2

Total allocation of purchase price	$37.1

Net tangible assets acquired in the acquisition of TC primarily related to the following (in millions):

Amount
Cash	$48.3
Restricted cash	0.5
Accounts receivable	0.9
Inventory	3.9
Prepaids and other assets	0.1
Property and equipment	1.4
Customer obligations	(51.0)
Accounts payable and accrued expenses	(2.4)

Total allocation of purchase price	$1.7

The Company used a replacement cost approach to estimate the fair value of developed technology in which estimates of development time and cost per man month are used to calculate total replacement cost. The Company estimated the fair value of the favorable lease terms by discounting the amount by which the stated lease payments differ from current estimated market rates at the acquisition date over the remaining lease term.

Goodwill recognized from the transaction results from the acquired workforce, the opportunity to expand our client base and achieve greater long-term growth opportunities than either company had operating alone. All of the recognized goodwill is expected to be deductible for tax purposes.

The following unaudited pro forma financial information presents the consolidated results of operations of the Company and TC as if the acquisition had occurred at the beginning of fiscal 2011 with pro forma adjustments to give effect to amortization of intangible assets and an increase in interest expense due to financing costs in connection with the acquisition. The pro forma financial information is presented for informational purposes only and may not be indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the related fiscal years.

	Three Months ended June 30,		Six Months ended June 30,
	2011	2012	2011	2012
	(unaudited)		(unaudited)
	(in thousands, except per share data)
Total revenue	$38,990	$43,777	$79,966	$89,887
Net income attributable to common stockholders	$204	$2,446	$581	$2,662
Net income per share attributable to common stockholders:
Basic	$0.13	$0.17	$0.38	$0.34
Diluted	$0.01	$0.10	$0.04	$0.13

Aflac Channel Partner Arrangement

In April 2012, the Company entered into a channel partner arrangement with American Family Life Assurance Company, or Aflac, pursuant to which Aflac’s FSA and commuter account administration business will be transitioned to the Company from July 2012 through the end of December 2012. In conjunction with the transition, Aflac and the Company also entered into a separate reseller arrangement pursuant to which Aflac agents will sell the Company’s FSA, HRA, HSA, commuter and COBRA at agreed prices and commission levels to new employers going forward.

The timing of the transition of revenue to the Company and the one time conversion payments to Aflac are dependent upon the employer clients executing new agreements, a process controlled by the Company’s new channel partner and the particular employer client. The conversion payments will be calculated as a function of the expected annual revenue for each employer client. These one-time conversion payments will be capitalized and amortized over the expected life of the relationships. The Company will also incur approximately $0.5 million to $0.8 million of one-time transition costs predominately in the third quarter of 2012, which are primarily cost of revenue expenses, in advance of revenue.

Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets
(4)	Goodwill and Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2010 and 2011 and for the unaudited six months ended June 30, 2012 are as follows (dollars in thousands):

	December 31,		June 30,
	2010	2011	2012
			(unaudited)
Balance at beginning of year	$33,767	$46,806	$46,233
Additions	13,039	17	29,589
PBS acquisition adjustment	—	(590)	—

Balance at end of year	$46,806	$46,233	$75,822

At December 31, 2011, the Company recorded a $0.6 million PBS acquisition adjustment related to customer obligation balances recorded as of the acquisition date. This adjustment was primarily due to the Company’s reliance on reports that incorrectly stated customer obligations at the acquisition date. The correction of these balances is considered a purchase price adjustment.

Acquired intangible assets at December 31, 2010 and 2011 and June 30, 2012 were comprised of the following (dollars in thousands):

	December 31,						June 30,
	2010			2011			2012
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
								(unaudited)
Amortized intangible assets:
Client contracts and broker relationships	$26,534	$13,224	$13,310	$26,534	$15,206	$11,328	$44,424	$17,079	$27,345
Trade names	1,020	388	632	1,020	542	478	2,010	663	1,347
Technology	2,580	1,678	902	2,580	2,177	403	7,542	3,104	4,438
Noncompete agreements	2,011	1,625	386	2,011	1,665	346	2,011	1,685	326
Favorable lease	—	—	—	—	—	—	1,121	42	1,079

Total	$32,145	$16,915	$15,230	$32,145	$19,590	$12,555	$57,108	$22,573	$34,535

Amortization expense for acquired intangible assets totaled $3.4 million, $2.2 million, and $2.7 million in 2009, 2010 and 2011, respectively. Amortization expense for acquired intangible assets totaled $0.7 million and $1.7 million for the unaudited three months ended June 30, 2011 and 2012, respectively. Amortization expense for acquired intangible assets totaled $1.4 million and $3.0 million for the unaudited six months ended June 30, 2011 and 2012, respectively.

The estimated amortization expense for each of the five succeeding years and thereafter at December 31, 2011 is as follows (dollars in thousands):

2012	$2,413
2013	2,226
2014	1,680
2015	1,530
2016	1,381
Thereafter	3,325

Total	$12,555

Accounts Receivable	6 Months Ended
Jun. 30, 2012
Accounts Receivable [Abstract]
Accounts Receivable
(5)	Accounts Receivable

Accounts receivable at December 31, 2010 and 2011 and June 30, 2012 were comprised of the following (dollars in thousands):

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Trade receivables	$9,438	$11,128	$12,534
Unpaid amounts for benefit services	5,568	4,588	5,689

	15,006	15,716	18,223
Less allowance for doubtful accounts	(415)	(69)	(197)

Accounts receivable, net	$14,591	$15,647	$18,026

Property and Equipment	6 Months Ended
Jun. 30, 2012
Property and equipment
(6)	Property and Equipment

Property and equipment at December 31, 2010 and 2011 and June 30, 2012 were comprised of the following (dollars in thousands):

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Computers and equipment	$8,487	$8,799	$9,871
Software and development costs	36,373	43,922	49,691
Furniture and fixtures	3,143	3,046	3,265
Leasehold improvements	6,320	6,752	6,964

	$54,323	$62,519	$69,791
Less accumulated depreciation and amortization	(35,630)	(43,505)	(46,634)

Property and equipment, net	$18,693	$19,014	$23,157

During 2009, 2010 and 2011 the Company capitalized software development costs of $5.6 million, $5.5 million, $8.3 million, respectively. In the unaudited six months ended June 30, 2012, the Company capitalized software development costs of $5.3 million. In 2009, 2010 and 2011, the Company has amortized $5.0 million, $5.6 million, and $6.0 million, respectively, of these costs. In the unaudited three months ended June 30, 2011 and 2012, the Company amortized $1.5 million and $1.6 million of capitalized software development costs, respectively. In the unaudited six months ended June 30, 2011 and 2012, the Company amortized $2.9 million and $3.0 million of capitalized software development costs, respectively. These costs are included in amortization and change in contingent consideration in the accompanying consolidated statements of operations. At December 31, 2010 and 2011, the unamortized software development costs included in property and equipment in the accompanying consolidated balance sheets were $13.2 million and $15.0 million, respectively.

Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2012
Accounts Payable and Accrued Expenses [Abstract]
Accounts Payable and Accrued Expenses
(7)	Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses at December 31, 2010 and 2011 and June 30, 2012 were comprised of the following (dollars in thousands):

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Accounts payable	$1,214	$910	$1,543
Payable to benefit providers and transit agencies	7,908	6,491	17,121
Accrued payables	4,224	5,843	5,288
Accrued compensation and related benefits	6,378	6,926	7,651
Other accrued expenses	987	792	1,726
Deferred revenue	189	453	2,042

Accounts payable and accrued expenses	$20,900	$21,415	$35,371

The increase in payable to benefit providers and transit agencies is due to the TransitChek acquisition.

Debt	6 Months Ended
Jun. 30, 2012
Debt [Abstract]
Debt
(8)	Debt

(a) Revolver

On August 30, 2010, the Company entered into a Commercial Credit Agreement, or Revolver, with UB, to borrow an aggregate principal amount of up to $15.0 million. In November 2011, the Company entered into an amendment to the Revolver with UB to increase the aggregate principal amount to $50.0 million. The proceeds from this facility are primarily used to fund permitted acquisitions. The Company borrowed $2.9 million during 2010 and $12.1 million during 2011, and had $35 million available under the Revolver as of December 31, 2011. The Company borrowed $29.6 million during the unaudited three months ended March 31, 2012 and had UB issue a letter of credit for $5.4 million related to a potential payment in 2012 for the TC acquisition. All of the Company’s obligations under the credit facility are secured by substantially all of its property. All of the Company’s existing and future subsidiaries are required to guaranty its obligations under the credit facility, other than certain non-material subsidiaries. Such guarantees by existing and future subsidiaries are and will be secured by substantially all of the property of such subsidiaries.

The interest rate for each draw for the Revolver is based on the London Interbank Offered Rate, or LIBOR, plus three percent. The interest rate at December 31, 2011 ranged from 3.42% to 3.54% and at June 30, 2012 ranged from 3.47% to 3.79% (unaudited). LIBOR loans may be prepaid, in whole or in part, upon five business days’ notice to the lender and payment of a prepayment fee to the lender. Such prepayment fee is calculated as the present value of the difference between the return that the lender could obtain if it used the amount of such prepayment of principal to purchase regularly quoted securities issued by the United States at bid price, minus the return the lender would have received had the prepayment not been made. The Revolver has financial covenants including quick ratio, monthly minimum 3-month EBITDA coverage, and a quarterly cash flow coverage ratio. The Revolver also contains a covenant to provide audited financial statements within 90 days after each year end. To maintain availability of funds under the Revolver, the Company pays a commitment fee on the unused portion of the Revolver. The commitment fee is equal to one quarter of one percent (0.25%) per annum and is recorded as interest expense.

As of June 30, 2012, any obligations outstanding under the Revolver were due and payable on October 31, 2012. In September 2012, the Company entered into an amendment to extend the due date to October 31, 2013. See Note 16 for further detail on the amendment to extend the maturity date.

(b) Convertible Debt

On December 28, 2009, the Company entered into certain convertible note agreements, or Investor Notes, with several existing Preferred Stockholders for which it received proceeds of $20 million. The Investor Notes were automatically convertible into Series E Preferred Stock at the earlier of (a) the next qualified financing or (b) April 2010. The April 2010 conversion date could be extended by agreement of the Company and the noteholders. The Investor Notes bore interest at 10% per annum and were repayable on January 2, 2011.

In connection with the issuance of the Investor Notes, the same Preferred Stockholders received warrants to purchase shares of Series E Preferred Stock (see Note 9). The Investor Warrants were valued at $9.2 million, which was recorded as a discount to the Investor Notes. In addition, the Investor Notes contained a beneficial conversion feature in the amount of $10.8 million, which was also recorded as a discount to the Investor Notes resulting in the carrying value of the Investor Notes initially being zero. Both discounts were then charged to interest expense through the contractual maturity date of January 2011.

No qualified financing occurred in 2010 and the automatic conversion date was extended through July 31, 2010. On July 31, 2010, the Investor Notes (including accrued interest of approximately $1.2 million) were converted into 5,294,514 shares of Series E Preferred Stock and the Investor Warrants became exercisable to purchase shares of Series E-1 Preferred Stock (see Note 9). At the time of conversion, there remained an amount of approximately $8.4 million of unamortized debt discount. This amount was recorded as incremental interest expense upon conversion. As a result, there are no incremental charges to interest expense related to these Investor Notes after July 31, 2010.

These amounts are included within interest expense in the accompanying consolidated statement of operations as follows (in thousands):

	Year Ended December 31,
	2009	2010	2011
Noncash interest expense	$16	$1,162	$—
Beneficial conversion feature	30	10,770	—
Warrant-related discount	25	9,175	—

	$71	$21,107	$—

Warrants	6 Months Ended
Jun. 30, 2012
Warrants [Abstract]
Warrants
(9)	Warrants

(a) Warrant to Purchase Common Stock

On September 27, 2007, the Company granted ORIX a warrant for 75,000 shares of Common Stock at a purchase price of $8.20 per share in connection with a debt facility that was repaid in December 2009.

The warrant is exercisable, in whole or in part, for a period of seven years through September 26, 2014. The warrant does not entitle the holder to any voting rights or other rights as a stockholder of the Company prior to exercise. The fair value of the warrant was determined as approximately $216,000 and was recorded as a debt discount. The Company was amortizing the fair value of the warrant over the life of the loan as interest expense. The Company recorded $54,000 in interest expense in 2009. The unamortized balance at December 28, 2009 of $95,000 was included as part of the debt extinguishment. The fair value of the warrant was determined using the Black-Scholes valuation model. Assumptions used were as follows: fair value of the underlying stock of $8.20; risk-free interest rate of 4.27%; term of 7.0 years; dividend of 0%; and volatility of 22%. This warrant is classified as equity.

(b) Lender Warrant

On May 23, 2005, the Company entered into a Senior Loan and Security Agreement, or Hercules Debt, with Hercules to borrow an aggregate principal amount of up to $20 million. On September 27, 2007, the Company repaid the loan to Hercules. In connection with the Hercules Debt financing, the Company granted Hercules a warrant to purchase 423,529 shares of Series C Preferred Stock at a purchase price of $4.25 per share. The warrant is exercisable, in whole or in part, for a period ending November 2013. The purchase price may be settled either by cash or by surrender of all or a portion of the warrant in exchange for shares of Series C Preferred Stock. The maximum number of preferred shares that the Company could be required to issue for settlement is 423,529. The warrant does not entitle the holder to any voting rights or other rights as a stockholder of the Company prior to exercise. The fair value of the warrant at December 31, 2011 was approximately $1.1 million and is recorded as Warrants on the accompanying consolidated balance sheet.

The Company accounts for freestanding warrants, on shares that are redeemable, in accordance with ASC 480 pursuant to which any change in the fair value of the warrants is recorded in the consolidated statement of operations. The Company recorded a mark-to-market gain of $0.1 million for the year ended December 31, 2009 and a mark-to-market loss of $0.4 million for the year ended December 31, 2010 related to the change in fair value of these warrants. The Company recorded a mark-to-market gain of $0.4 million for the year ended December 31, 2011 related to the change in fair value of these warrants.

Upon the automatic conversion of the Company’s preferred stock into common stock in connection with the closing of the Company’s IPO on May 15, 2012, the Lender Warrant became exercisable for 211,764 shares of common stock at a purchase price of $8.50 per share. The Company performed the final re-measurement of the Lender Warrant at the closing date and the Lender Warrant was then reclassified from liability to equity. As the warrant is no longer exercisable into shares of redeemable preferred stock but into shares of common stock which is non-redeemable, the Company will no longer record any mark-to-market changes in the fair value of the warrant in the statements of operations. The fair value of the Lender Warrant at the final re-measurement date was approximately $0.7 million (unaudited). The Company recorded a mark-to-market gain of $0.4 million for the unaudited three and six months ended June 30, 2012. The Company recorded a mark-to-market gain of $0.1 million and a loss of $0.1 million for the unaudited three and six months ended June 30, 2011, respectively. This revaluation is included in other income (expense) as separate line item entitled “Gain (loss) on revaluation of warrants.” The warrant does not entitle the holder to any voting rights or other rights as a stockholder of the Company prior to exercise.

The Company values the warrants using a Black-Scholes option pricing model, at each reporting date, which incorporates assumptions about underlying asset value, volatility, expected remaining life, and risk-free interest rate. These valuation adjustments are estimated based upon management’s judgment about the general industry environment. The assumptions used at December 31, 2009, 2010 and 2011, respectively, were as follows:

	December 31,
	2009	2010	2011
Fair value of underlying stock per share	$5.14	$7.34	$6.31
Risk-free interest rate	1.56%	0.61%	0.22%
Expected term	3.5 years	2 years	1.75 years
Dividend yield	—%	—%	—%
Volatility	56.40%	43.70%	50.40%

(c) Investor Warrants

Effective December 28, 2009, in connection with the Investor Notes described in Note 8(b) the Company granted to the instrument holders warrants, or Investor Warrants, to purchase $20 million worth of Series E Preferred Stock (later amended to Series E-1 Preferred Stock – see below.) The Investor Warrants are exercisable, in whole or in part, after the Automatic Conversion Date (originally April 30, 2010 and amended and extended to July 31, 2010) and expire on December 28, 2017 (later amended to June 30, 2014). All unexercised warrants upon expiration will automatically be exercised unless the Investor Notes’ holders provide written notice to the Company of their intent to have the warrants expire unexercised. The Investor Warrants do not entitle the holder to any voting rights or other rights as a stockholder of the Company prior to exercise.

At December 31, 2009, the Company accounted for the Investor Warrants as liabilities in accordance with ASC 480. This was due to the fact that these warrants were exercisable into a series of Preferred Stock that was redeemable. Any change in the fair value of the warrants at each reporting period was recorded in the consolidated statement of operations as a gain (loss) on revaluation of warrants. The initial fair value of the Investor Warrants was determined to be approximately $9.2 million using an expected value approach based on the Noreen-Wolfson option pricing valuation model. Assumptions used were as follows: weighted fair value of the implied value of the underlying shares of $3.98; weighted risk-free interest rate of 2.68%; weighted term of 6.1 years; dividend of 0%; and volatility of 48.40% determined by reference to the average asset volatility of comparable public companies. The initial fair value was recorded as a discount on the Investor Notes. The Company was amortizing the discount over the life of the Investor Notes as interest expense. The amount of the mark-to-market adjustment related to the Investor Warrants for the year ended December 31, 2009 was immaterial.

At July 30, 2010, the terms of the Investor Warrants were amended to allow for conversion to 8,733,617 Series E-1 Preferred Stock with an adjusted strike price of $2.29 (the original strike price was $2.40). The Series E-1 Preferred Stock is not redeemable and accordingly under ASC 480 and ASC 815 the Investor Warrants were determined to be equity classified and no longer classified as a liability. The fair value of the warrants at July 30, 2010 was determined to be $14.2 million and was determined using an expected value approach based on the Noreen-Wolfson option pricing valuation model. Assumptions used were as follows: weighted fair value of the implied value of the underlying shares of $3.42; weighted risk-free interest rate of 0.84%; weighted term of 2.89 years; dividend of 0%; and volatility of 66.10% determined by reference to the average asset volatility of comparable public companies. As a result of the valuation, the Company recorded a mark-to-market loss of $5.0 million for the year ended December 31, 2010 related to the change in fair value of these warrants. This revaluation was recorded in the consolidated statement of operations as a gain (loss) on revaluation of warrants.

Upon the automatic conversion of the Company’s preferred stock into common stock in connection with the closing of the Company’s IPO on May 15, 2012, the Investor Warrants became exercisable for 4,366,803 shares of common stock.

Redeemable and Convertible Preferred Stock	6 Months Ended
Jun. 30, 2012
Redeemable and Convertible Preferred Stock [Abstract]
Redeemable and Convertible Preferred Stock
(10)	Redeemable and Convertible Preferred Stock

Upon the closing of the IPO in May 2012, all outstanding redeemable and convertible preferred stock was converted into shares of common stock which are non-redeemable as shown below. The Company performed the final re-measurement of the redemption value of the redeemable preferred stock at the date when redemption was no longer probable and the redeemable preferred stock was then reclassified from the mezzanine level of the consolidated balance sheet into equity. Subsequent to this date, the Company will no longer record accretion of redeemable preferred shares. The convertible preferred stock was converted into shares of common stock at the following contractual conversion ratios:

	Shares Outstanding	Number of Shares of Common Stock Received Upon Conversion
Series A	50,000	42,603
Series A-1	1,725,792	2,537,916
Series A-2	998,661	850,923
Series B	14,870,179	7,435,088
Series C	5,882,353	2,941,171
Series D	2,465,514	1,232,659
Series E	5,294,514	2,647,252

As of the closing date of the IPO, no dividends were ever declared or paid.

On July 30, 2010, the certificate of incorporation was amended to authorize the issuance of 40.5 million shares of Preferred Stock. The Preferred Stock was divided into series with 50,000 shares designated as Series A Preferred Stock, 1.7 million shares designated as Series A-1 Preferred Stock, 1.0 million shares designated as Series A-2 Preferred Stock, 14.9 million shares designated as Series B Preferred Stock, 6.3 million shares designated as Series C Preferred Stock, 2.5 million shares designated as Series D Preferred Stock, 5.3 million shares designated as Series E Preferred Stock, and 8.7 million shares designated as Series E-1 Preferred Stock.

As of December 31, 2011 and March 31, 2012, the rights, preferences, and privileges of the holders of Preferred Stock were as follows:

(a) Dividends

The holders of Series A, A-1, A-2, B, C, D, E, and E-1 Preferred Stock were entitled to receive noncumulative dividends (as adjusted for any stock dividends, combinations, or splits with respect to such shares) annually payable out of funds legally available, when and if declared by the board of directors as follows:

Preferred stock	Dividend rates
Series A	$0.3200
Series A-1	0.3200
Series A-2	0.3200
Series B	0.1120
Series C	0.3400
Series D	0.5192
Series E	0.3200
Series E-1	0.1800

Payment of Series A, A-1, A-2, B, C, D, E, and E-1 dividends were to be paid prior to payment of any dividends on the Common Stock.

As of December 31, 2011 and March 31, 2012, no dividends had been declared or paid.

(b) Liquidation

In the event of any liquidation, the holders of Series E and Series E-1 Preferred Shares were entitled to a preference on liquidation equal to $4.00 and $2.29 per share, respectively (as adjusted for any stock dividends, combinations, or splits with respect to such shares), plus declared but unpaid dividends prior to any payments to the Series A, A-1, A-2, B, C, and D Preferred Stock, or the Common Stock holders.

In the event of any liquidation, the holders of Series D were entitled to a preference on liquidation equal to $6.49 per share (as adjusted for any stock dividends, combinations, or splits with respect to such shares) plus declared but unpaid dividends prior to any payments to the Series A, A-1, A-2, B, and C Preferred Stock, or the Common Stock holders.

In the event of any liquidation, the holders of Series C were entitled to a preference on liquidation equal to $4.25 per share (as adjusted for any stock dividends, combinations, or splits with respect to such shares) plus declared but unpaid dividends prior to any payments to the Series A, A-1, A-2, and B Preferred Stock, or the Common Stock holders.

In the event of any liquidation, the holders of Series B were entitled to a preference on liquidation equal to $1.40 per share (as adjusted for any stock dividends, combinations, or splits with respect to such shares) plus declared but unpaid dividends prior to any payments to the Series A, A-1, and A-2 Preferred Stock, or the Common Stock holders.

In the event of any liquidation, the holders of Series A, A-1, and A-2 Preferred Stock were entitled to a preference on liquidation equal to $4.00 per share (as adjusted for any stock dividends, combinations, or splits with respect to such shares) plus declared but unpaid dividends prior to any payments to the Common Stock holders.

All further remaining proceeds would have been distributed ratably to the Common Stock holders and the Series A, A-1, A-2, B, C, D, E, and E-1 stockholders on an as-converted basis, provided that the distributions described above on the shares of Series A, A-1, A-2, B, C, D, E, and E-1 Preferred Stock are capped at $14.14, $21.50, $14.14, $7.35, $10.20, $12.98, $8.00, and $4.58, respectively. Should the distributions have been capped, each series of Preferred Stock was convertible to Common Stock at the election of the holder thereof.

(c) Conversion

Each share of Series A, A-1, A-2, B, C, D, E, and E-1 was to be converted to shares of Common Stock at a conversion ratio as outlined in the table below.

Preferred stock class	Conversion ratio
Series A	0.85
Series A-1	1.47
Series A-2	0.85
Series B	0.50
Series C	0.50
Series D	0.50
Series E	0.50
Series E-1	0.50

Each share of Series A, A-1, A-2, B, C, D, E, and E-1 was to be automatically converted to shares of Common Stock immediately prior to the earlier to occur of (i) the closing of a firm commitment, underwritten public offering registered under the Securities Act of 1933, in which the net proceeds to the Company from the sale of the Company’s Common Stock is $40 million or greater, and the offering price per share is at least $20.78 (as adjusted for any stock dividends, combinations, or splits with respect to such shares), or Qualified IPO, or (ii) the effective date upon which a defined voting percentage, as outlined below, of the outstanding shares of such indicated class voting as a class, approve such conversion.

Preferred stock class	Defined voting percentage
Series A	Majority of Series B
Series A-1	Majority of Series B
Series A-2	Majority of Series B
Series B	Majority of Series B
Series C	Majority of Series C
Series D	Majority of Series D
Series E	80.8% of Series E
Series E-1	80.8% of Series E

Each series of Preferred Stock was convertible to Common Stock at the election of the holder thereof.

All Preferred Stock was entitled to proportional adjustments for stock splits, stock dividends, and the like.

(d) Redemption

Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series B Preferred Stock, and Series E-1 Preferred Stock were not redeemable. Series C, D, and E Preferred Stock were redeemable, at any time after December 31, 2012 if, prior to such date, the Company had not consummated a Qualified IPO, (i) the holders of not less than a majority of the issued and outstanding Series C Preferred Stock requested, by written notice, that the Company redeem all shares of Series C Preferred Stock then held by such holders and/or (ii) the holders of not less than a majority of the issued and outstanding Series D Preferred Stock requested, by written notice, that the Company redeem all shares of Series D Preferred Stock then held by such holders and/or (iii) the holders of not less than a majority of the issued and outstanding Series E Preferred Stock requested, by written notice, that the Company redeem all shares of Series E Preferred Stock then held by such holders.

The redemption price per share was to be payable in cash and shall be equal to the greater of (i) the fair market value of such shares as determined in good faith by an appraiser of national standing chosen by the redeeming preferred stockholders that is satisfactory to the Company or (ii) $4.25 per share, with respect to Series C Preferred Stock, $6.49 per share, with respect to Series D Preferred Stock and $4.00 per share, with respect to Series E Preferred Stock (each as adjusted for any stock dividends, combinations, or splits with respect to such shares).

The Company recorded accretion related to this redemption premium, using the interest method, as an increase or decrease to the liquidation value of the redeemable Preferred Stock and a decrease or increase to additional paid-in capital based on the excess of the estimated fair value of each redeemable Preferred Stock, as determined by the Company, over the stated minimum redemption price per share for each redeemable Preferred Stock over the period of time up to the redemption date. The Company recorded the following dividend amounts for each redeemable Preferred Stock in 2009, 2010 and 2011 (in thousands):

	Series C	Series D	Series E
Redemption value at December 31, 2009	$30,984	$17,059	$—
Conversion of investor notes and accrued interest	—	—	21,178
Accretion of preferred stock	3,823	888	2,028

Redemption value at December 31, 2010	34,807	17,947	23,206
Accretion of preferred stock	1,763	(176)	4,622

Redemption value at December 31, 2011	$36,570	$17,771	$27,828

The Company estimated the remaining aggregate accretion to be recorded over the remaining redemption period was approximately $4.0 million at December 31, 2011. Upon the completion of the Company’s IPO in May 2012, the redeemable preferred shares converted to common shares that are not redeemable. The Company performed the final re-measurement of the redeemable preferred stock at the date when redemption was deemed not probable and recorded $0.7 million of accretion of redemption premium expense. The preferred stock was then reclassified from the mezzanine to equity. Subsequent to this date, the Company will no longer record accretion of redeemable preferred shares.

(e) Voting Rights

All holders of Preferred Stock were entitled to vote on an as-converted basis.

(f) Anti-Dilution Protection

Subject to the following paragraphs below, each series of Preferred Stock was entitled to “weighted average” anti-dilution protection for issuances of Company securities at a price per share that was less than the conversion price then in effect for such series.

(g) Protective Provisions

Approval of the holders of a majority of Series A, A-1, A-2, B, and C Preferred Stock voting together as a single class was required on the following matters: (i) create a non wholly owned subsidiary; (ii) voluntary liquidation, winding-up, or dissolution; (iii) amendment of any stock option or stock purchase plan to modify the number of shares covered thereby; (iv) increase number of directors above nine; (v) any change to counsel or auditors; (vi) any material change in the nature of the Company’s business; (vii) declare, pay, or make any dividend or distribution on any shares of Common Stock; (viii) redeem, purchase, or acquire any shares of Common Stock; and (ix) sell any material assets or grant any exclusive license to intellectual property outside the ordinary course if the value of such assets or rights, when aggregated with all other such transfers in the preceding 12 months would meet certain materiality thresholds.

Approval of the holders of a majority of Series A, A-1, A-2, and B Preferred Stock voting together as a single class was required on the following matters: (i) create, designate, authorize, or issue any security that is senior to, or on par with, any such securities with respect to voting, dividends, and liquidation; or (ii) amend or repeal the Certificate of Incorporation or Bylaws in a manner that disproportionately affects such securities relative to other series of Preferred Stock.

Approval of the holders of a majority of Series C Preferred Stock voting together as a single class was required on the following matters: (i) create, designate, authorize, or issue any security that is senior to, or on par with, such securities with respect to voting, dividends, and liquidation; (ii) agree to any liquidation event that would result in a liquidation preference to the Series C of less than $5.6525 per share; (iii) increase number of directors above nine; (iv) amend or repeal the certificate of incorporation or bylaws in a manner that materially adversely changes the rights of such securities; (v) declare, pay, or make any dividend or distribution on any shares of Common Stock or Preferred Stock; (vi) redeem, purchase, or acquire any shares of Common Stock or Preferred Stock; (vii) incur debt that results in aggregate outstanding indebtedness in excess of $25 million; or (viii) engage in certain related-party transactions.

Approval of the holders of a majority of Series D Preferred Stock voting together as a single class was required to amend or repeal the Certificate of Incorporation or Bylaws in a manner that materially adversely changes the rights of the Series D Preferred Stock in a manner that disproportionately affects such securities relative to other series of Preferred Stock.

Approval of the holders of a majority of Series E Preferred Stock voting together as a single class was required to amend or repeal the Certificate of Incorporation or Bylaws in a manner that materially adversely changes the rights of the Series E Preferred Stock or the Series E-1 Preferred Stock in a manner that disproportionately affects any such securities relative to other series of Preferred Stock.

(h) Investor Notes

On December 28, 2009, the Company entered into Investor Notes with preferred shareholders holding more than 90% of the preferred shares to borrow an aggregate principal amount of $20 million. Under the Agreement, each investor received a note. Each investor also received a warrant to purchase Series E Preferred Stock (see Note 9). The interest on the notes was accrued but was unpaid and converted with the Investor Notes on the conversion date. On July 31, 2010, the Investor Notes converted into Series E Preferred Stock under the automatic conversion date provision.

Common Stock	6 Months Ended
Jun. 30, 2012
Common Stock [Abstract]
Common stock
(11)	Common Stock

(a) Initial Public Offering (unaudited)

On May 15, 2012, the Company closed its IPO. In connection with the IPO, the Company sold 7,475,000 shares of common stock to the public at a price of $9.00 per share, which included 975,000 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters. The Company received aggregate proceeds of $62.6 million from the initial public offering and the underwriters’ overallotment option, net of underwriters’ discounts and commissions.

Additionally, the Company incurred aggregate offering costs of $5.5 million related to the IPO. The aggregate proceeds from the IPO have been recorded in stockholders’ equity, net of the offering costs, which have been reclassified from prepaid expenses and other current assets and offset against additional paid-in capital.

Upon the closing of the IPO, the Company’s certificate of incorporation and bylaws and the stockholder agreement between the Company and VantagePoint, provide for a number of board of directors, stockholder and related governance matters. Funds affiliated with VantagePoint, own approximately 50.8% of the Company’s outstanding common stock at June 30, 2012.

The following actions by the Company will require the approval of VantagePoint for so long as VantagePoint owns at least 25% or more of the Company’s outstanding shares of common stock: (i) any amendment of the Company’s bylaws; (ii) the issuance of any securities with economic rights senior to the Company’s common stock or with voting rights different than the Company’s common stock, subject to certain exceptions; (iii) the incurrence or guarantee of any debt in excess of $20.0 million; (iv) the issuance of equity or debt, or any securities convertible into equity or debt, for consideration in excess of 12.5% of the Company’s market capitalization (as determined by the average trading price of the Company’s common stock over the 30 trading days prior to approval by the Company’s board of directors of such issuance); (v) the acquisition or disposition of stock or assets, including through a license or lease, for consideration in excess of 12.5% of the Company’s market capitalization (as determined by the average trading price of the Company’s common stock over the 30 trading days prior to approval by the Company’s board of directors of such transaction); (vi) the adoption of a stockholder rights plan; (vii) the approval of any “golden parachute” or other compensatory plan contingent upon a change in control of the Company for any of the Company’s executive officers valued in excess of $1.0 million for an individual officer or $5.0 million for a group of officers, at the time such compensatory arrangement is adopted; and (viii) any change in the number of authorized directors.

Amendments or modifications of the Company’s certificate of incorporation and bylaws relating to VantagePoint’s rights can occur only with the approval of VantagePoint. VantagePoint and its representatives will have access to the Company’s books and records, subject to customary confidentiality and non-disclosure provisions and so long as VantagePoint owns more than 30% of the Company’s outstanding voting stock, a special meeting of the Company’s stockholders may be called by either VantagePoint or any two members of the Company’s board of directors, whether or not VantagePoint designees. So long as VantagePoint owns at least 40% of the Company’s outstanding voting stock, the Company’s stockholders may act by written consent to change the number of authorized directors, remove a director without cause or fill a vacancy on the Company’s board of directors.

VantagePoint will have the right to designate (and remove or replace) three members of the Company’s board of directors if VantagePoint owns at least 50% or more of the Company’s outstanding shares. VantagePoint will continue to have a right to designate (and remove or replace) two members of the Company’s board of directors if VantagePoint owns between 20% and 50% of the Company’s outstanding shares and will have a right to designate (and remove or replace) one member of the Company’s board of directors if VantagePoint owns between 10% and 20% of the Company’s outstanding shares. VantagePoint shall also have the right to select one of its board designees to serve on the Company’s compensation committee, the Company’s nominating and corporate governance committee and any other special committee of the Company’s board of directors so long as it continues to hold at least 10% of the Company’s outstanding shares.

(b) Authorized Shares

On May 15, 2012, the certificate of incorporation was amended to authorize the issuance of 1.1 billion shares of capital stock. The total number of shares of common stock authorized was 1.0 billion shares.

(c) Dividends

Subject to the prior rights of the holders of all classes of stock having prior rights as to dividends, the holders of the Common Stock are entitled to receive out of any assets of the Company legally available, such dividends as may be declared from time to time by the board of directors.

(d) Liquidation

Upon the liquidation, dissolution, or winding up of the Company, the assets of the Company shall be distributed as provided in the amended and restated certificate of incorporation.

(e) Redemption

The Common Stock shall not be redeemable other than by the repurchase of shares of Common Stock by the Company from employees, officers, directors, consultants or other persons performing services for the Company pursuant to agreements under which the Company has the option to repurchase such shares at cost upon the occurrence of certain events, such as the termination of employment. As of December 31, 2011 and June 30, 2012, there are currently no shares outstanding where the Company has such an option.

(e) Voting Rights

The holders of each share of Common Stock shall have the right to one vote, and shall be entitled to notice of any stockholders’ meeting in accordance with the Bylaws of the Company, and shall be entitled to vote upon such matters and in such manner as may be provided by law.

Employee Benefit Plans	6 Months Ended
Jun. 30, 2012
Employee Benefit Plans
(12)	Employee Benefit Plans

(a) Employee Stock Option Plan

The Company’s stock option program is a long-term retention program that is intended to attract, retain, and provide incentives for talented employees, officers, and directors, and to align stockholder and employee interests. The Company considers its option program critical to its operation and productivity.

Stock-based compensation is classified in the consolidated statement of operations in the same expense line items as cash compensation. In accordance with ASC 718, the Company recorded $2.5 million, $2.4 million and $2.2 million of stock-based compensation expense in its consolidated statements of operations for the years ended December 31, 2009, 2010 and 2011, respectively, relating to options and $0.6 million and $1.1 million for the unaudited three months ended June 30, 2011 and 2012, respectively. The Company recorded $1.2 million and $1.7 million of stock-based compensation expense for the unaudited six months ended June 30, 2011 and 2012, respectively. None of the stock-compensation cost was capitalized as amounts were immaterial. Amounts recorded as expense in the consolidated statement of operations are as follows (in thousands):

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
				(unaudited)		(unaudited)
Cost of revenue	$373	$312	$219	$59	$104	$123	$151
Technology and development	323	282	256	67	79	134	137
Sales and marketing	461	422	391	104	136	213	224
General and administration	1,353	1,388	1,378	345	796	729	1,162

Total	$2,510	$2,404	$2,244	$575	$1,115	$1,199	$1,674

As of December 31, 2011, there was $3.3 million of total unrecognized compensation cost related to nonvested stock-based employee compensation arrangements that is expected to vest. The cost is expected to be recognized over a weighted average period of 3.28 years, as of December 31, 2011.

The Company’s 2000 Stock Option/Stock Issuance Plan adopted in June 2000, as amended and restated, or the 2000 Plan, provides for the issuance of options and other stock-based awards. On May 6, 2010, the shares of Common Stock reserved for issuance under the 2000 Plan were increased by 298,602 shares to 5.1 million shares and the plan was terminated in June 2010. The Company issues new shares upon the exercise of stock options. Any forfeitures or shares remaining under the plan are canceled and not available for reissue.

The Company’s 2010 Equity Incentive Plan was adopted on May 26, 2010, or the 2010 Plan, and the Company initially reserved for issuance under the 2010 Plan 0.8 million shares with an automatic annual increase on the first day of each of the Company’s fiscal years beginning in 2011 by an amount equal to the lesser of 1,500,000 shares, 3% of the outstanding shares of the Company’s common stock as of the last day of the Company’s immediately preceding fiscal year, or such other amount as the Company’s board of directors may determine. Options become vested and exercisable at such times and under such conditions as determined by the board of directors. In January 2011, the shares of Common Stock reserved for issuance under the 2010 Plan were increased by 192,195 shares.

Options under the 2000 and the 2010 Plan, or the Plans, are generally for periods not to exceed 10 years and must be issued at prices not less than 85% of the estimated fair value of the shares of Common Stock on the date of grant as determined by the plan administrator. Options become vested and exercisable at such times and under such conditions as determined by the board of directors. Options generally vest over four years with 25% vesting after one year and the balance vesting monthly over the remaining period. In May and November 2010, the Company granted a total of 418,500 performance option awards to certain executives of the Company. During the three months ended March 31, 2012, the Company granted a total of 320,000 (unaudited) performance option awards to certain executives of the Company. No performance option awards were granted during the three months ended June 30, 2012. The performance option awards are subject to potential early vesting based upon the achievement of certain milestones as follows: 25% to vest upon an initial public offering, 25% to vest upon achieving a revenue growth rate of at least 8% per year for two consecutive years, and an additional 50% will vest upon the achievement on an initial public offering and achieving consecutive growth rates.

The following table summarizes the weighted-average fair value of stock options granted:

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
				(unaudited)		(unaudited)
Stock options granted (in thousands)	924	1,137	139	32	79	138	871
Weighted average fair value at date of grant	$2.83	$2.88	$6.09	$6.42	$5.46	$6.09	$5.35

Stock option activity for the year ended December 31, 2011 and the six months ended June 30, 2012 is as follows (shares in thousands):

	Shares	Weighted average exercise price	Remaining contractual term (years)	Aggregate intrinsic value (dollars in thousands)
December 31, 2010	4,507	$7.16	7.51	$17,213
Granted	139	11.24
Exercised	(20)	1.33
Forfeited	(86)	7.89

Outstanding as of December 31, 2011	4,540	$7.29	6.62	$10,888

Vested and expected to vest at December 31, 2011	4,327	$7.28	6.54	$10,008
Exercisable at December 31, 2011	4,540	$7.29	6.62	$10,888
Granted	871	9.69
Exercised	(8)	1.00
Forfeited	(160)	7.86

Outstanding as of June 30, 2012 (unaudited)	5,243	$7.68	6.72	$38,665

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $273,000, $33,375, and $161,000, respectively. The Company received $20,200, $5,000, and $25,700 of cash upon the exercise of these options for the years ended December 31, 2009, 2010 and 2011, respectively. The Company also recorded $80,000, $1,300, and $64,000 in tax benefits as a result of the exercise of these options for the years ended December 31, 2009, 2010 and 2011, respectively.

The Plans provides for grants of immediately exercisable options; however, the Company has the right to repurchase any unvested Common Stock upon the termination of employment at the original exercise price. There were no early exercises and the Company did not repurchase any unvested Common Stock during 2009, 2010 or 2011.

(b) Valuation Assumptions

The Company calculated the fair value of each option award on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions (annualized percentages):

	December 31,
	2009	2010	2011
Fair value of underlying stock per share	$6.14-7.42	$5.32-6.18	$10.98-12.10
Expected volatility	47.0%	46.0-50.9%	54.72-56.09%
Risk-free interest rate	2.13-2.72%	1.13-3.12%	2.18-2.72%
Expected term	4.95-6.06 years	5.26-8.50 years	5.47-6.08 years
Dividend yield	0.00%	0.00%	0.00%

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
	(unaudited)		(unaudited)
Fair value of underlying stock per share	$12.10	$10.66	$10.98-12.10	$9.59-10.66
Expected volatility	54.72-54.77%	54.63-54.75%	54.72-56.09%	54.63-56.14%
Risk-free interest rate	2.18-2.23%	0.95-0.98%	2.18-2.72%	0.94-1.74%
Expected term	5.90-6.07 years	5.94-6.08 years	5.47-6.08 years	5.27-8.50 years
Dividend yield	0.00%	0.00%	0.00%	0.00%

The determination of the fair value of stock-based awards on the date of grant using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. Expected volatility is determined using average volatility of peer publicly traded companies. The risk-free interest rate is determined by using published zero coupon rates on treasury notes for each grant date given the expected life. The dividend yield of zero is based on the fact that the Company expects to invest cash in operations and has never paid cash dividends on Common Stock. The Company changed its method of estimating expected term in 2010 from using historical exercises to the “simplified” method as determined under SAB 107 due to the low frequency of option exercises.

As stock-based compensation expense recognized in the consolidated statements of operations in 2009, 2010 and 2011 is based on awards ultimately expected to vest, it is reduced for estimated prevest forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. In addition, ASC 718 requires that compensation cost recognized at any date must be at least equal to the amount attributable to options that are vested at that date. The Company calculates a true-up of its compensation costs to the vested amounts on a quarterly basis. Prevesting forfeitures were estimated to be approximately nine percent in 2009 and approximately eight percent in 2010 and 2011 based on weighted average historical forfeiture rates. Under the provisions of ASC 718, the Company will record additional expense if the actual forfeiture rate is lower than estimated, and will record a recovery of prior expense if the actual forfeiture rate is higher than estimated.

(c) Restricted Stock Agreements

The Company issues stock under purchase agreements, which includes stock pursuant to the Company’s option plans, which include restrictions on the transfer of the Company’s Common Stock. Before selling Common Stock, the stockholder must first offer the Company the right of first refusal. In the event of a voluntary or involuntary termination (including death and disability), the Company has the right to repurchase the exercised unvested shares at the original price paid. The Company had no exercised and unvested shares in 2009, 2010 and 2011.

The Company has a co-sale agreement, which includes restrictions on the transfer of the Company’s Common Stock issued pursuant to the Company’s stock purchase agreement. Before selling Common Stock, the stockholder must first offer the Company the right of first refusal. The Company did not exercise these rights for the years ended December 31, 2009, 2010 and 2011.

(d) Employee Stock Purchase Plan

Concurrent with the closing of the Company’s IPO in May 2012, the Company established the 2012 Employee Stock Purchase Plan (ESPP) which is intended to qualify under Section 423 of the Internal Revenue Code of 1986. The Company’s executive officers and all of its other employees are allowed to participate in the ESPP. A total of 500,000 shares of the Company’s common stock was made available for sale under the ESPP. In addition, the ESPP provides for annual increases in the number of shares available for issuance under the ESPP on the first day of each fiscal year beginning with the 2012 fiscal year, equal to the least of:

•	500,000 shares of common stock;

•	1% of the outstanding shares of the Company’s common stock as of the last day of the Company’s immediately preceding fiscal year; or

•	such other amount as may be determined by the board.

Under the ESPP, employees are eligible to purchase common stock through payroll deductions of up to 25% of their eligible compensation, subject to any plan limitations. The ESPP has four consecutive offering periods of approximately three months in length during the year and the purchase price of the shares will be 85% of the lower of the fair value of the Company’s common stock on the first trading day of the offering period or on the last day of the offering period.

(e) 401(k) Plan

The Company participates in the WageWorks 401(k) Plan, or 401(k) Plan, a tax-deferred savings plan covering all of its employees working more than 1,000 hours per year. Employees become participants in the 401(k) Plan on the first day of any month following the first day of employment. Eligible employees may contribute up to 85% of their compensation to the 401(k) Plan, limited to the maximum allowed under the Internal Revenue Code, or the Code. The Company, at its discretion, may match up to 25% of the first 4% of employees’ contributions and may make additional contributions to the 401(k) Plan. The Company contributed approximately $255,000, $292,000 and $312,000 in 2009, 2010 and 2011, respectively and $361,000 in the unaudited six months ended June 30, 2012.

Income Taxes	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Income Taxes
(13)	Income Taxes

The Company provides for income taxes using an asset and liability approach, under which deferred income taxes are provided based upon enacted tax laws and rates applicable to periods in which the taxes become payable.

The Company follows FASB ASC 740-270, Income Taxes—Interim Reporting, for the computation and presentation of its interim period tax provision. Accordingly, management estimated the effective annual tax rate and applied this rate to the year-to-date pre-tax book income to determine the interim provision for income taxes.

Loss before income taxes for the years ended December 31, 2009 and 2010 and profit before income taxes for the year ended December 31, 2011 was all incurred in the United States of America.

The income tax provision for the three months ended June 30, 2011 and 2012 was $0.3 million and $1.6 million, respectively, and the income tax provision for the six months ended June 30, 2011 and 2012 was $0.4 million and $3.0 million, respectively. The change is primarily due to having no valuation allowance as of June 30, 2012 compared to having a full valuation allowance as of June 30, 2011. The tax provision for the three months and six months ended June 30, 2012 includes a discrete deferred tax benefit of $0.5 million related to the increase of federal income tax rate from 34% to 35% due to an increase in estimated taxable future earnings.

The Company is subject to income taxes in the U.S. federal and various state jurisdictions. Presently, there is no income tax examination going on in the jurisdictions where the Company operates.

As of June 30, 2012, the Company remains in a net deferred tax asset position. The realization of the Company’s deferred tax assets depends primarily on its ability to generate sufficient U.S. taxable income in future periods. The amount of deferred tax assets considered realizable may increase or decrease in subsequent quarters as management reevaluates the underlying basis for the estimates of future domestic taxable income.

The components of the provision for income taxes for the years ended December 31, 2009, 2010 and 2011 are as follows (dollars in thousands):

	2009	2010	2011
Current:
Federal	$48	$—	$—
State	(97)	(130)	(330)

	(49)	(130)	(330)

Deferred:
Federal	(423)	1,404	17,854
State	(23)	(70)	2,344

	(446)	1,334	20,198

Total (provision) benefit for income taxes	$(495)	$1,204	$19,868

Deferred tax assets (liabilities) as of December 31, 2010 and 2011 consist of the following (dollars in thousands):

	2010	2011
Deferred tax assets:
Current:
Prepaids	$373	$—
Accruals and reserves	2,571	1,291

Deferred tax assets—current	2,944	1,291

Noncurrent:
Net operating loss carryforwards	22,002	17,139
Stock-based compensation	2,750	3,534
R&D and other credits	1,137	1,261
Property and equipment	1,009	1,000
Reserves—noncurrent	—	525
Other	57	—

Deferred tax assets—noncurrent	26,955	23,459

Gross deferred tax assets	29,899	24,750
Valuation allowance	(25,931)	—

Total deferred tax assets	3,968	24,750

Deferred tax liabilities:
Noncurrent
Intangibles	(3,968)	(4,065)
Goodwill	(1,929)	(2,416)

Gross deferred tax liabilities	(5,897)	(6,481)

Net deferred tax assets and liabilities:
Net deferred tax liabilities	$(1,929)	$—

Net deferred tax assets—current		1,291
Net deferred tax assets—noncurrent		16,978

Total net deferred tax assets		$18,269

The current portion of net deferred tax assets is included in the prepaid expenses and other current assets line item in the consolidated balance sheets.

Reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2009, 2010 and 2011:

	2009	2010	2011
Tax provision (benefit) at U.S. statutory rate	(34)%	(34)%	34%
State income taxes, net of federal benefit	8	4	4
Warrants	(17)	31	(1)
Permanent items	34	—	8
R&D credits	(59)	—	(1)
Change in valuation allowance	424	(8)	(193)
Other	—	—	1

Provision (benefit) for tax	356%	(7)%	(148)%

The Company’s accounting for deferred taxes involves the evaluation of a number of factors concerning the realizability of the Company’s deferred tax assets. Assessing the realizability of deferred tax assets is dependent upon several factors, including the likelihood and amount, if any, of future taxable income in relevant jurisdictions during the periods in which those temporary differences become deductible. The Company’s management forecasts taxable income by considering all available positive and negative evidence including its history of operating income or losses and its financial plans and estimates which are used to manage the business. These assumptions require significant judgment about future taxable income. The amount of deferred tax assets considered realizable is subject to adjustment in future periods if estimates of future taxable income are reduced.

The Company provided a valuation allowance for all of its net deferred tax assets as of December 31, 2010 due to the uncertainty regarding their future realization.

In the fourth quarter of fiscal year 2011, the Company’s management determined that the positive evidence of taxable income coupled with its forecasted profitability outweighed the negative evidence of prior losses. The Company deferred action on the release of the valuation allowance until the fourth quarter of 2011 when it had visibility into its 2012 enrollment levels, including enrollment and a full year of results from the Company’s 2010 portfolio purchases. The Company believes this information provides the basis for reliable forecasts of 2012 pre-tax income due to the fixed monthly fees that form the majority of its revenue. Accordingly, in the fourth quarter of 2011, the Company released the valuation allowance on its deferred tax assets. Accordingly, in the fourth quarter of fiscal year 2011, the Company released $25.9 million of the valuation allowance on its deferred tax assets, primarily related to its federal deferred tax assets.

Any subsequent increases in the valuation allowance will be recognized as an increase in deferred tax expense. Any decreases in the valuation allowance will be recorded either as a reduction of the income tax provision or as a credit to paid-in capital if the associated deferred tax asset relates to windfall stock option deductions on the exercise of stock options.

At December 31, 2011, unrecognized tax benefits approximated $2.3 million, which would impact the provision if recognized. Included in the balance at December 31, 2011 is $0.3 million of current year tax positions, which would affect the Company’s income tax expense if recognized. As of December 31, 2011, the Company has no uncertain tax positions that would be reduced as a result of a lapse of the applicable statute of limitations in the following year. The Company does not anticipate that any adjustments would result in a material change to its financial position. For the years ended December 31, 2009, 2010 and 2011, the Company did not recognize interest or penalties related to unrecognized tax benefits. A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

	Year ended December 31,
	2009	2010	2011
	(In thousands)
Balance, beginning of year	$1,434	$1,630	$1,994
Increase in tax positions for prior years	—	117	24
Decrease in tax positions for prior years	—	—	—
Settlements	—	—	—
Lapse in statute of limitations	—	—	—
Increase in tax positions for current year	196	247	303

Balance, end of year	$1,630	$1,994	$2,321

The Company files income tax returns in the U.S. federal jurisdiction and various states jurisdictions. As a result of the Company’s net operating loss carryforwards, the 2000 through 2010 tax years are open and may be subject to potential examination in one or more jurisdictions.

At December 31, 2011, the Company had federal and state operating loss carryforwards of approximately $47.9 million and $38.9 million, respectively, available to offset future regular and alternative minimum taxable income. The Company’s federal net operating loss and tax credit carryforwards expire in the years 2023 through 2029 and 2022 through 2031, respectively, if not utilized. The state net operating loss carryforwards expire in the years 2012 through 2031. The federal amount includes tax deductions benefits related to stock options in the amount of $3.8 million that will be booked to additional paid-in capital and that will benefit the tax provision when utilized.

The Company also has tax deductible goodwill related to asset acquisitions. When the Company utilizes these loss carryforwards, a portion of these amortization deductions will be booked to goodwill and will not benefit the tax provision. The cumulative amount of amortization deductions through 2011 is $6.6 million, of which $200,000 relates to amounts that will be booked to goodwill and will not benefit the tax provision.

In addition, the Company had federal and California research and development credit carryforwards of approximately $2.6 million and $1.1 million respectively, available to offset future tax liabilities. The federal research credit carryforwards expire beginning in the years 2022 through 2031, if not fully utilized. The California tax credit carryforward can be carried forward indefinitely.

The Company’s ability to utilize the net operating losses and tax credit carryforwards in the future may be subject to a reduction in the event of future ownership changes as defined in Section 382 of the Code and similar state tax law.

Commitments and Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies
(14)	Commitments and Contingencies

(a) Operating Leases

The Company leases office space and equipment under noncancelable operating leases with various expiration dates through 2015.

Future minimum lease payments under noncancelable operating leases are as follows (dollars in thousands):

Operating leases
As of December 31, 2011
2012	$4,551
2013	3,378
2014	2,554
2015	1,354
2016	—
Thereafter	—

Total minimum lease payments	$11,837

Rent expense in 2009, 2010 and 2011 was $2.5 million, $2.3 million and $3.2 million, respectively. Rent expense in the unaudited three months ended June 30, 2011 and 2012 was $0.8 million and $1.1 million, respectively, and $1.6 million and $2.3 million for the unaudited six months ended June 30, 2011 and 2012, respectively.

(b) Legal Matters

The Company is involved from time to time in claims that arise in the normal course of its business. The Company is not presently subject to any material litigation nor, to management’s knowledge, is any litigation threatened against the Company that collectively is expected to have a material adverse effect on the Company’s cash flows, financial condition or results of operations.

Related Party	6 Months Ended
Jun. 30, 2012
Related Party
(15)	Related Party

In December 2009, the Company entered into a Note and Warrant Purchase Agreement with certain of the Company’s stockholders pursuant to which we issued convertible promissory notes in an aggregate principal amount of $20,000,000 and warrants to purchase shares of preferred stock. In July 2010, the Company entered into an amendment to the Note and Warrant Purchase Agreement. The convertible promissory notes accrued interest at the rate of 10% per annum. In July 2010, the convertible promissory notes were converted into an aggregate of 5,294,514 shares of the Company’s Series E preferred stock at a conversion price of $4.00 per share and the warrants to purchase shares of preferred stock became exercisable to purchase an aggregate of 8,733,617 shares of the Company’s Series E-1 preferred stock at exercise prices of $2.29 per share (see Notes 8(b) and 9(c)).

The National Flex Trust, or the Trust, established by a subsidiary of the Company, is to provide reimbursement of qualified expenses to plan participants under certain employer plans that have contracted with the Company to provide the plan services using a custodial account, or the Trust Account, maintained by the Company. The client is responsible for maintaining the employer plan for their participants, including the establishment of eligibility and paying all eligible claim amounts owed to their participants. The Company is an independent contractor engaged to perform administration services. As an administrator, the Company does not have the power to direct the activities of the Trust that would most significantly impact the Trust’s economic performance.

Under a Management Agreement for Services to the Trust, the Company is to provide services to the Trust, including accounting, treasury, tax, administration, and management. The Trust is to pay the Company monthly for the services provided based on plan participants and/or debit cards administered. For the past several years, the Trust’s earnings have been insufficient to cover these costs and, consequently, the Company has not recognized these fees during this period. Amounts due to the Company from the Trust for management services have been fully written off as of December 31, 2011. Trust expenses subsidized by the Company were $64,000, $84,000 and $112,000 in 2009, 2010 and 2011, respectively. Trust expenses subsidized by the Company were $34,000 and $29,000 for the unaudited quarters ended June 30, 2011 and 2012, respectively and $58,000 and $55,000 for the unaudited six months ended June 30, 2011 and 2012, respectively.

The Company has a long-term receivable due from the Trust totaling $1.0 million which the Trust holds with its banks, as a security deposit for the settlement of participant claims. The Company has recorded this receivable within Other Assets.

Subsequent Event	6 Months Ended
Jun. 30, 2012
Subsequent Event [Line Items]
Subsequent Event
(16)	Subsequent Events

In September 2012, the Company entered into an amendment to its credit facility with UB to extend the maturity date from October 31, 2012 to October 31, 2013. In conjunction with the amendment, the Company paid UB a commitment extension fee of $125,000.

Summary of Business and Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2012
Business

(a) Business

WageWorks, Inc., or the Company, is a leading on-demand provider of tax-advantaged programs for consumer-directed health, commuter and other employee spending account benefits, or CDBs, in the United States. The Company is headquartered in San Mateo, California.

The Company operates as a single reportable segment on an entity level basis. The Company generates revenue from the administration of healthcare, commuter and other employer sponsored tax-advantaged benefit services. The entity level is the aggregation of these three revenue streams.

Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Acquisitions are accounted for as business combinations, and accordingly, the results of operations of acquired businesses are included in the consolidated financial statements from the date of acquisition. All significant intercompany accounts and transactions have been eliminated in consolidation.

Unaudited Interim Financial Statements

(c) Unaudited Interim Financial Statements

The accompanying interim consolidated balance sheet as of June 30, 2012, the consolidated statements of operations for the three and six months ended June 30, 2011 and June 30, 2012, the consolidated statements of cash flows for the six months ended June 30, 2011 and June 30, 2012, the consolidated statement of stockholders’ deficit for the six months ended June 30, 2012 and the related interim information contained within the notes to the consolidated financial statements are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America. In our opinion, the unaudited interim consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments necessary for fair presentation. The results of the interim period presented herein are not necessarily indicative of the results of future periods or annual results for the year ended December 31, 2012.

Initial Public Offering

(d) Initial Public Offering (unaudited)

On May 15, 2012, the Company closed its initial public offering (IPO). The offer and sale of all of the shares in the IPO were registered under the Securities Act pursuant to a registration statement on Form S-1, which was declared effective by the SEC on May 9, 2012 (the Effective Date). In connection with the IPO the Company sold 7,475,000 shares of common stock to the public at a price of $9.00 per share, which included 975,000 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters. The Company received aggregate proceeds of $62.6 million from the IPO and the underwriters’ overallotment option, net of underwriters’ discounts and commissions. Upon the closing of the IPO, all shares of the Company’s previously outstanding preferred stock automatically converted into shares of common stock and outstanding warrants to purchase the Company’s preferred stock automatically became exercisable for shares of common stock. As a result, as of May 16, 2012, the Company had 26,711,408 shares of common stock issued and outstanding.

Stock Split

(e) Stock Split

On July 15, 2011, the Board of Directors approved a 1-for-2 reverse stock split of the Company’s outstanding common stock that was effected on that date, and a proportional adjustment to the existing conversion ratios for each series of convertible preferred stock was made at the time of the effectiveness of the reverse stock split. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retroactively to reflect this reverse stock split, adjustment of the convertible preferred stock conversion and adjustment of the exercise prices of stock options and warrants.

Reclassifications

(f) Reclassifications

The Company has reclassified the short-term contingent payment liability, which in the prior year was presented within the accounts payable and accrued expenses category, into its own category to conform to current period presentation.

Liquidity

(g) Liquidity

The Company has completed several rounds of private equity financing as well as an IPO to date. While the Company initially incurred losses for several years, it has experienced positive cash flow from operations since 2005. The Company believes that its existing cash and cash equivalents, cash generated from its operations, and unused borrowing capacity on its line of credit will be sufficient to fund its operations at least through December 31, 2012.

At December 31, 2011 and June 30, 2012, the Company’s current liabilities exceeded its current assets by $35.8 million and $13.3 million (unaudited), respectively. The Company has historically been able to fulfill its obligations as they fall due and expects to be able to continue to do so in the future. This expectation is based on retaining the majority of its current client base as well as continuing its funding model whereby at the beginning of a plan year, most of the Company’s enterprise clients provide it with prefunds for their Flexible Spending Account, or FSA, programs based on a percentage of projected elections by the employee participants for the plan year ahead. During the plan year, the Company processes employee participants’ claims as they are submitted and typically seeks reimbursement from its employer clients within one week after settling the claim. To the extent that this model is discontinued or the Company’s client retention significantly deteriorates, its business, operating results and financial condition may be significantly impacted.

Future capital requirements also depend on other factors, including the required level of investment in technology, acquisitions and portfolio purchases. In the first quarter of 2012, the Company completed a portfolio purchase and an acquisition (see Note 3). The Company used its existing line of credit under its Revolver with Union Bank, N.A., or UB (see Note 8), to finance the acquisition and drew down an incremental $29.6 million. As of June 30, 2012, any borrowing outstanding under the Revolver was due and payable on October 31, 2012. In September 2012, the Company entered into an amendment to extend the due date to October 31, 2013.

Certain Risks

(h) Certain Risks

In addition to the liquidity risks discussed above, the Company delivers its CDB programs through a highly scalable Benefits-as-a-Service, or BaaS, delivery model that employer clients and their employee participants may access through a standard web browser on any internet-enabled device, including computers, smart phones and other mobile devices, such as tablet computers. The Company faces risks associated with ongoing sales acceptance, the realization of cost economies of scale, and existing and potential competition.

Additionally, the Company’s business is dependent on the availability of tax-advantaged CDBs for employers and employees. Any diminution in, elimination of, or change in the availability of these benefits would significantly impact the Company’s operations.

Use of Estimates

(i) Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Significant estimates in these consolidated financial statements include allowances for doubtful accounts, estimates of future cash flows associated with assets, asset impairments, useful lives for depreciation and amortization, loss contingencies, expired and unredeemed products, deferred tax assets, reserve for income tax uncertainties, warrant valuations, and the assumptions used for stock-based compensation, contingent consideration associated with our acquisitions and purchase accounting. Actual results could differ from those estimates. In making its estimates, the Company considers the current economic and legislative environment in the estimates and has considered those factors when reviewing the assumptions and estimates.

Cash, Cash Equivalents, and Restricted Cash

(j) Cash, Cash Equivalents, and Restricted Cash

The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. Cash and cash equivalents, which consist of cash on deposit with banks and money market funds, are stated at cost. To the extent the Company’s contracts do not provide for any restrictions on the Company’s use of cash that it receives from clients the cash is recorded as a Company asset.

In all cases, the Company recognizes a related liability to its customers, classified as customer obligations in the accompanying consolidated balance sheets.

Restricted cash represents cash used to collateralize standby letters of credit. The current portion of restricted cash matures in 2012 and is therefore classified as a current asset at December 31, 2011 and June 30, 2012.

Concentration of Credit Risk

(k) Concentration of Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company deposits its cash with several financial institutions, and its deposits, at times, exceed insured amounts.

For the years ended December 31, 2009, 2010 and 2011 and for the unaudited six months ended June 30, 2011 and 2012, no customers accounted for greater than 10% of total revenue or 10% of accounts receivable.

Fair Value of Financial Instruments

(l) Fair Value of Financial Instruments

Financial Accounting Standards Board (FASB) ASC 820, Fair Value Measurements and Disclosures, or ASC 820, provides a consistent framework to define, measure, and disclose the fair value of assets and liabilities in financial statements. ASC 820 establishes a three-level hierarchy priority for disclosure of assets and liabilities recorded at fair value. The ordering of priority reflects the degree to which objective prices in external active markets are available to measure fair value. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for measurement are observable or unobservable.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

The contingent consideration payable related to the Planned Benefits Systems (PBS), Fringe Benefits Management (FBM), Choice Strategies (CS) and TransitCenter (TC) acquisitions (see Note 3) were recorded at fair value on the acquisition date and are adjusted quarterly to fair value. The increases or decreases in the fair value of contingent consideration payable can result from changes in anticipated revenue levels and changes in assumed discount periods and rates. As the fair value measure is based on significant inputs that are not observable in the market, they are categorized as Level 3.

The Lender Warrant (see Note 9) was recorded at fair value on the grant date and is adjusted quarterly to fair value. The Company valued the Lender Warrant using a Black-Scholes option-pricing model, which incorporates assumptions about underlying asset value, volatility, expected remaining life, and risk-free interest rate. These valuation assumptions were estimated based upon management’s judgment about the general industry environment. Since the valuation of the Lender Warrant involves significant unobservable inputs, it was categorized as Level 3 under the three-level hierarchy discussed above. Upon the completion of the Company’s IPO in May 2012 and the conversion of the Company’s outstanding shares of preferred stock into shares of common stock, the Lender Warrant, which was a warrant to purchase Series C redeemable convertible preferred stock, became exercisable for shares of common stock. As the warrant is no longer exercisable into shares of redeemable preferred stock, the warrant was reclassified from liability to equity and the Company will no longer record any mark-to-market changes in the fair value of the warrant in the statements of operations. The Company performed the final re-measurement of the Lender Warrant at the closing date of the Company’s IPO on May 15, 2012. The Lender Warrant was then reclassified from liability to equity on that date.

The Investor Warrants (see Note 9) were recorded at fair value on the grant date and were adjusted quarterly to fair value until July 30, 2010. The estimated fair value of the Investor Warrants at December 31, 2010 was determined based upon the Noreen-Wolfson option pricing model, which incorporates assumptions about underlying asset value, volatility, expected remaining life, and risk-free interest rate. These valuation assumptions are estimated based upon management’s judgment about the general industry environment and are outlined in Note 9(c).

At July 30, 2010, the Investor Warrant terms were changed from being exercisable for a redeemable preferred share to being exercisable for a preferred share that was not redeemable. Accordingly, the Investor Warrants are classified as equity, under FASB ASC 480, Distinguishing Liabilities from Equity, or ASC 480, and FASB ASC 815-40, or ASC 815, Derivatives and Hedging, at the date of change and no longer need to be marked-to-market. Since the valuation of the Investor Warrants involves significant unobservable inputs they were categorized as Level 3 under the three-level hierarchy discussed above.

Changes in fair value of the Investor Warrants, until the time they were reclassified as equity, and in fair value of the Lender Warrant are recorded as a separate line item under other income (expense) entitled “Gain (loss) on revaluation of warrants” in the consolidated statements of operations.

Other financial instruments not measured at fair value on the Company’s unaudited consolidated balance sheet at June 30, 2012, but which require disclosure of their fair values include: cash and cash equivalents (including restricted cash), accounts receivable, accounts payable and accrued expenses and debt under the line of credit with UB. The estimated fair value of such instruments at June 30, 2012 approximates their carrying value as reported on the unaudited consolidated balance sheet. The fair values of all of these instruments are categorized as Level 2 of the fair value hierarchy, with the exception of cash, which is categorized as Level 1.

The following table provides a reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3) (dollars in thousands):

	Lender Warrant	Contingent Consideration PBS	Contingent Consideration FBM	Contingent Consideration CS	Contingent Consideration TC
Balances at December 31, 2010	$1,470	$6,361	$9,573	$—	$—
Gains or losses included in earnings:
Gain on revaluation of warrant	(351)	—	—	—	—
Loss on revaluation of contingent consideration	—	1,437	1,255	—	—
Payment of contingent consideration for PBS	—	(2,000)	—	—	—
Payment of contingent consideration for FBM	—	(6,260)	(7,650)	—	—

Balances at December 31, 2011	$1,119	$5,798	$3,178	$—	$—

Initial fair value of contingent consideration	—	—	—	11,054	5,314
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	—	—	—	—
Loss on revaluation of contingent consideration	—	1,059	542	846	71
Payment of contingent consideration	—	(6,260)	—	—	—
Reclassification of warrant to additional paid-in capital	(738)	—	—	—	—
Reduction in FBM contingent consideration due to re-negotiated lease	—	—	(528)	—	—

Balances at June 30, 2012 (unaudited)	$—	$597	$3,192	$11,900	$5,385

In the first quarter of 2012, the Company re-negotiated its lease with Fringe Benefits Management Company, or FBMC, from whom the Company leases a facility in Florida. Both parties agreed to a reduction in the rental rate for the remainder of the lease term and subsequently amended their Shared Services Agreement. In connection with this lease re-negotiation, FBMC and the Company agreed to reduce the amount of contingent consideration due to FBMC in 2012 by $0.5 million. The Company is amortizing this amount over the remaining term of the lease.

Quantitative Information About Level 3 Fair Value Measurements

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration and Lender Warrant designated as Level 3 are as follows:

	Fair Value at June 30, 2012	Valuation Technique	Significant Unobservable Input
	(in thousands, unaudited)
Contingent consideration—FBM	$3,192	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—CS	$11,900	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—TC	$5,385	Discounted cash flow	Annualized revenue and probability of achievement

Sensitivity To Changes In Significant Unobservable Inputs

As presented in the table above, the significant unobservable inputs used in the fair value measurement of contingent consideration related to the acquisitions are annualized revenue forecasts developed by the Company’s management and the probability of achievement of those revenue forecasts. The significant unobservable inputs used in the fair measurement of the Lender Warrant are the volatility of the underlying stock value, expected term and the value of our common stock. Significant increases (decreases) in these unobservable inputs in isolation would result in a significantly lower (higher) fair value measurement.

Accounts Receivable and Allowance for Doubtful Accounts

(m) Accounts Receivable

Accounts receivable represent both amounts receivable in relation to fees for the Company’s services and unpaid amounts by customers for benefit services of participants provided by third-party vendors, such as transit agencies and healthcare providers (see Note 5). The Company provides for an allowance for doubtful accounts by reference to reserves for specific accounts. The Company reviews its allowance for doubtful accounts monthly. Accounts more than 30 days past due are reviewed weekly for collectability. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write-offs for 2009, 2010 and 2011 and the unaudited three and six months ended June 30, 2011 and June 30, 2012 were not significant.

Deferred Offering Costs

(n) Deferred Offering Costs

Deferred offering costs of $3.9 million are included in the accompanying consolidated balance sheet within prepaid expenses and other current assets at December 31, 2011. In May 2012, the Company closed its IPO and offset $5.5 million of offering costs against the proceeds it received in the offering. There were no deferred offering costs at December 31, 2010.

Property and Equipment

(o) Property and Equipment

Property and equipment are stated at cost. Depreciation on computer and equipment and furniture and fixtures is calculated on a straight-line basis over the estimated useful lives of those assets, ranging from three to five years. Leasehold improvements are amortized over the shorter of their estimated useful life or the lease term. Total depreciation expense, including amortization of internal use software, for the years ended December 31, 2009, 2010 and 2011 was $9.6 million, $9.7 million, and $9.2 million respectively and for both the unaudited three months ended June 30, 2011 and 2012 was $2.3 million. Total depreciation expense for the unaudited six months ended June 30, 2011 and 2012 was $4.6 million and $4.5 million, respectively.

When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from their respective accounts, and any gain or loss on such sale or disposal is reflected in operating expenses.

Maintenance and repairs are expensed as incurred. Expenditures that substantially increase an asset’s useful life are capitalized.

Software and Web Site Development Costs

(p) Software and Web Site Development Costs

The Company recognizes internal use software and Web site development costs in accordance with FASB ASC Subtopic 350-40, Internal-Use Software, and FASB ASC Subtopic 350-50, Intangibles—Website Development Costs, respectively. As such, the Company expenses all costs incurred that relate to the planning and post implementation phases of development. Costs incurred in the development phase are capitalized and recognized over the technology’s estimated useful life, generally four years, as amortization in the accompanying consolidated statements of operations. Amortization expense related to capitalized development costs was $5.0 million, $5.6 million, and $6.0 million for 2009, 2010, and 2011 respectively. In the unaudited three months ended June 30, 2011 and June 30, 2012, the Company recorded $1.5 million and $1.6 million of amortization expense related to these costs, respectively. In the six months ended June 30, 2011 and June 30, 2012, the Company amortized $2.9 million and $3.0 million of capitalized software development costs, respectively. Costs associated with the platform content or the repair or maintenance of the existing platforms are expensed as incurred.

The Company accounts for interest costs related to internal use software and Web site development costs in accordance with the provisions of FASB ASC Subtopic 835-20, Interest—Capitalization of Interest, which require capitalization of interest on major construction or acquisition projects where the financial statement effect of capitalization versus current expense recognition is likely to be material. Capitalized interest related to software and development costs was immaterial for all years.

Accounting for Impairment of Long-Lived Assets

(q) Accounting for Impairment of Long-Lived Assets

In accordance with FASB ASC Subtopic 360-10, Property, Plant and Equipment, the Company evaluates the remaining useful life and recoverability of property and equipment and other assets, including identifiable intangible assets with definite lives, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets held and used is measured by comparison of the carrying amount of an asset or an asset group to estimated undiscounted future net cash flows expected to be generated by the asset or asset group. If the carrying amount of an asset exceeds these estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the assets exceeds the fair value of the asset or asset group, based on discounted cash flows. Assets to be disposed of are reported at the lower of their carrying amount or fair value less cost to sell. The Company recorded impairment adjustments of $345,000, $120,000, and $116,000 in 2009, 2010 and 2011, respectively, related to software development costs which are included in property and equipment, net in the accompanying consolidated financial statements. There were no impairment adjustments in the unaudited three and six months ended June 30, 2011 and 2012.

Acquisitions and Goodwill

(r) Acquisitions and Goodwill

The Company has accounted for all of its acquisitions using the purchase method as required under the provisions of FASB ASC 805, Business Combinations, or ASC 805. The cost of acquisition is allocated to the assets acquired and liabilities assumed based on fair values at the date of acquisition. Goodwill represents the excess cost over the fair value of net assets acquired in the acquisition.

The Company performs a goodwill impairment test annually on December 31st and more frequently if events and circumstances indicate that the asset might be impaired. The following are examples of triggering events (none of which occurred in 2011 or in the six months ended June 30, 2012) that could indicate that the fair value of a reporting unit has fallen below the unit’s carrying amount:

•	A significant adverse change in legal factors or in the business climate

•	An adverse action or assessment by a regulator

•	Unanticipated competition

•	A loss of key personnel

•	A more-likely than-not expectation that a reporting unit or a significant portion of a reporting unit will be sold or otherwise disposed of

The impairment test is performed in accordance with FASB ASC 350, Intangibles—Goodwill and Other, or ASC 350, and an impairment loss is recognized to the extent that the carrying amount exceeds the reporting unit’s fair value. When reviewing goodwill for impairment, the Company assesses whether goodwill should be allocated to operating levels lower than the Company’s single operating segment for which discrete financial information is available and reviewed for decision-making purposes. These lower levels are referred to as reporting units. The Company’s chief operating decision maker, the Chief Executive Officer, does not allocate resources or assess performance at the individual healthcare, commuter or other revenue stream level, but rather at the operating segment level. Discrete financial information is therefore not maintained at the revenue stream level. The Company’s operating segment is the aggregation of these three revenue streams and is the Company’s one reporting unit.

The goodwill impairment analysis is a two-step process: first, the reporting unit’s estimated fair value is compared to its carrying value, including goodwill. If the Company determines that the estimated fair value of the reporting unit is less than its carrying value, the Company moves to the second step to determine the implied fair value of the reporting unit’s goodwill. If the carrying amount of the reporting unit’s goodwill exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of the reporting unit in a manner similar to a purchase price allocation.

The fair value of the Company’s reporting unit was determined using the market approach. In the application of the market approach, the Company is required to make estimates of future operating trends and judgments on discount rates and other variables. Actual future results related to assumed variables could differ from these estimates. Discount rates are based on a weighted average cost of capital, which represents the average rate a business must pay its providers of debt and equity capital. The Company used discount rates that are the representative weighted average cost of capital for its reporting unit in comparison with peer companies, with consideration given to the current condition of the global economy. The Company determines projected income based on the Company’s best estimate of near term revenue and Earnings before Interest, Income Taxes, Depreciation and Amortization, or EBITDA, expectations and long-term projections; estimated Adjusted EBITDA for 2011 compared to 2010 indicated an increase. As a sensitivity analysis, a 100 basis point reduction in the assumed net sales growth beginning in fiscal 2012 would decrease minimally the overall valuation but it would not cause a change in the results of the Company’s impairment testing that indicated no impairment of goodwill.

As of the end of the Company’s fourth quarter of fiscal year 2011, the period of its last annual impairment test, the fair value of its reporting unit determined under the market approach exceeded the Company’s aggregate carrying value by a significant amount. To date, the Company has not made any impairment adjustments to goodwill as the fair value of its reporting unit has always exceeded its carrying value.

Warrants

(s) Warrants

The Company accounts for freestanding warrants exercisable into shares that are redeemable in accordance with ASC 480. Under ASC 480, warrants to acquire Preferred Stock where that stock is potentially redeemable must be reported as liabilities and marked to market at each reporting period from the warrant issuance date until the exercise date or expiration. If the warrants were issued in connection with a debt financing, the Company follows the guidance of FASB ASC 470, Debt, which requires that the proceeds from an issuance of debt with warrants, where the warrant is classified as a liability, be allocated first to the warrant based upon the warrant fair value and the residual amount of the proceeds are allocated to the debt. The warrant terms for the Investor Warrants were changed on July 30, 2010 and became exercisable for Preferred Stock that is not redeemable and for that reason the warrants are now classified as equity under ASC 480.

Revenue Recognition

(t) Revenue Recognition

The Company reports revenue based on the following product lines: Healthcare, Commuter, and Other services. Healthcare and Commuter include revenues generated from benefit service fees based on client employee (known as participant) participation levels and interchange and other commission revenues. Interchange and other commission revenues are based on a percentage of total healthcare and commuter dollars transacted pursuant to written purchase agreements with certain vendors and banks. Other revenue includes services related to Consolidated Omnibus Budget Reconciliation Act, or COBRA, enrollment and eligibility, nonhealthcare, and employee account administration (i.e., tuition and health club reimbursements) and project-related professional services.

The Company recognizes all revenue streams in accordance with FASB ASC 605, Revenue Recognition. As such, the Company recognizes revenue when collectability is reasonably assured, service has been performed, persuasive evidence of an arrangement exists, and there is a fixed or determinable fee.

Benefit service fees are recognized on a monthly basis as services are rendered and earned under service arrangements where fees and commissions are fixed or determinable and collectability is reasonably assured. Benefit service fees are based on a fee for service model (e.g., monthly fee per participant) in which revenue is recognized on a monthly basis as services are rendered under price quotations or service agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties. Fees received for initial setup of new clients and annual renewal fees are deferred and recognized on a monthly basis as services are rendered over the agreed benefit period. The initial setup fees are not considered separable from the ongoing services provided for which benefit service fees are earned.

Vendor and bank interchange revenues are attributed to revenue sharing arrangements the Company enters into with certain banks and card associations, whereby the Company shares a portion of the transaction fees earned by these financial institutions on debit cards the Company issues to its employee participants based on a percentage of total dollars transacted as reported on third-party reports. Commission revenue entails the Company purchasing passes on behalf of its employee participants from various transit agencies and due to the significant volume of purchases, the Company receives commissions on these passes which the Company records on a net basis. Commission revenue is recognized on a monthly basis as transactions are placed under written purchase agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties. In addition, the Company recognizes revenue on our estimate of passes that will expire unused over the estimated useful life of the passes, as the amounts paid for these passes are nonrefundable to both the employer client and the employee participant.

Professional service fees are related to projects provided to the Company’s existing employer clients that last up to two months to accommodate their changing reporting and file transfer requirements and recognized upon completion of services and projects. These projects are discrete contracts and are not entered into contemporaneously with any other services the Company provides. The professional services are rendered with written price quotations or service agreements having stipulated terms and conditions, which do not require management to make any significant judgments or assumptions regarding any potential uncertainties and where fees are fixed or determinable and collectability is reasonably assured.

Stock-Based Compensation

(u) Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with FASB ASC 718, Compensation—Stock Compensation, or ASC 718. Under ASC 718, stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award at that date, and is recognized as expense over the employee’s requisite service period (generally over the vesting period of the award) on a straight-line basis.

ASC 718 requires the benefits of tax deductions in excess of the compensation cost recognized for those options to be classified as financing cash inflows rather than operating cash inflows. There were no material excess tax benefits in the years ended December 31, 2009, 2010 and 2011 and the unaudited six months ended June 30, 2011 and June 30, 2012.

Advertising Costs

(v) Advertising Costs

Advertising costs are charged to expense in the period incurred. Advertising costs consist of expenses incurred to run advertisements. The Company incurred $126,000, $280,000, and $40,000, of advertising costs in 2009, 2010 and 2011, respectively, and $11,000 and $9,000 in the unaudited three months ended June 30, 2011 and June 30, 2012, respectively. The Company incurred $38,000 and $9,000 of advertising costs in the unaudited six months ended June 30, 2011 and June 30, 2012, respectively.

Customer obligations

(w) Customer Obligations

Customer obligations represent liabilities incurred as a result of cash amounts received from customers and as a result of amounts billed to customers in which the Company has the legal right to bill and has yet to fulfill or initiate the related services.

Leases

(x) Leases

The Company leases various office space and equipment. The Company classifies its leases as either operating or capital lease arrangements in accordance with the criteria of FASB ASC 840, Leases. Certain of the Company’s operating leases for office space contain provisions under which monthly rent escalates over time and certain leases also contain provisions for reimbursement of a specified amount of leasehold improvements. When lease agreements contain escalating rent clauses, the Company recognizes rent expense on a straight-line basis over the term of the lease. When lease agreements provide allowances for leasehold improvements, the Company capitalizes the leasehold improvement assets and amortizes them on a straight-line basis over the lesser of the lease term or the estimated useful life of the asset, and reduces rent expense on a straight-line basis over the term of the lease by the amount of the allowances provided.

Income Taxes

(y) Income Taxes

The Company reports income taxes in accordance with FASB ASC 740, Income Taxes, which requires an asset and liability approach in accounting for income taxes. Deferred tax assets and liabilities arise from the differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will actually be paid or refunds received, as provided under current enacted tax law. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance reduces the deferred tax assets to the amount that is more likely than not to be realized.

The Company uses financial projections to support its net deferred tax assets, which contain significant assumptions and estimates of future operations. If such assumptions were to differ significantly, it may have a material impact on the Company’s ability to realize its deferred tax assets. At the end of each period, the Company assesses the ability to realize the deferred tax benefits. If it is more likely than not that the Company would not realize the deferred tax benefits, then the Company would establish a valuation allowance for all or a portion of the deferred tax benefits.

Under ASC Subtopic 740-10, the Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained on examination by the taxing authorities, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

The Company records interest and penalties related to uncertain tax positions in income tax expense.

Legal Matters and Contingencies

(z) Legal Matters and Contingencies

The Company accrues for estimated losses in accordance with FASB ASC 450, Contingencies, which requires an accrual for matters where the Company believes that the likelihood that a loss will occur is probable and the amount of loss is reasonably estimable. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Reduction in Force

(aa) Reduction in Force

In accordance with FASB ASC 420, Exit or Disposal Obligations, restructuring costs are recorded as incurred. The Company accrues severances once the total severance pool has been calculated, approved, and communicated and recognizes the expense ratably over the required service period, from the communication date to the exit date. The Company took actions with reductions in force during 2009 and recorded approximately $1.0 million in severance charges in 2009, which were fully paid out in 2009.

In the first quarter of 2012, the Company closed its Troy, Michigan facility and consolidated redundant activities within its operations, which resulted in charges for the remaining lease payments due on a lease and the elimination of certain personnel. The expenses related to these actions were approximately $0.5 million.

Indemnification agreements

(bb) Indemnification Agreements

In accordance with FASB ASC 460, Guarantees, the Company has disclosed and accounted for all guarantees. No amounts were recorded under these guarantees in 2009, 2010 and 2011 and in the unaudited six months ended June 30, 2012.

The Company has signed indemnification agreements with all board members. The agreements indemnify the members from claims and expenses on actions brought against the individuals separately or jointly with the Company for Indemnifiable Events. Indemnifiable Events generally mean any event or occurrence related to the fact that the board member was or is acting in their capacity as a board member for the Company or was or is acting or representing the interests of the Company.

Recently Issued Accounting Pronouncements

(cc) Recently Issued Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, Disclosures about Offsetting Assets and Liabilities, which creates new disclosure requirements about the nature of an entity’s rights of offset and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. The adoption of ASU 2011-11 may have a financial disclosure impact on the Company but will not have a material impact on the Company’s financial position or results of operations.

In September 2011, the FASB issued Accounting Standards Update, or ASU 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The guidance in ASU 2011-08 is intended to reduce complexity and costs by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. If impairment is deemed more likely than not, management would perform the currently prescribed two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. The amendments also improve previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. Also, the amendments improve the examples of events and circumstances that an entity having a reporting unit with a zero or negative carrying amount should consider in determining whether to measure an impairment loss, if any, under the second step of the goodwill impairment test. The amendments in this ASU are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The adoption of ASU 2011-08 is not expected to have a material impact on the Company’s financial position or results of operations.

Summary of Business and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2012
Summary of Business and Significant Accounting Policies [Abstract]
Reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis

	Lender Warrant	Contingent Consideration PBS	Contingent Consideration FBM	Contingent Consideration CS	Contingent Consideration TC
Balances at December 31, 2010	$1,470	$6,361	$9,573	$—	$—
Gains or losses included in earnings:
Gain on revaluation of warrant	(351)	—	—	—	—
Loss on revaluation of contingent consideration	—	1,437	1,255	—	—
Payment of contingent consideration for PBS	—	(2,000)	—	—	—
Payment of contingent consideration for FBM	—	(6,260)	(7,650)	—	—

Balances at December 31, 2011	$1,119	$5,798	$3,178	$—	$—

Initial fair value of contingent consideration	—	—	—	11,054	5,314
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	—	—	—	—
Loss on revaluation of contingent consideration	—	1,059	542	846	71
Payment of contingent consideration	—	(6,260)	—	—	—
Reclassification of warrant to additional paid-in capital	(738)	—	—	—	—
Reduction in FBM contingent consideration due to re-negotiated lease	—	—	(528)	—	—

Balances at June 30, 2012 (unaudited)	$—	$597	$3,192	$11,900	$5,385

Significant unobservable inputs used in fair value measurement

	Fair Value at June 30, 2012	Valuation Technique	Significant Unobservable Input
	(in thousands, unaudited)
Contingent consideration—FBM	$3,192	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—CS	$11,900	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—TC	$5,385	Discounted cash flow	Annualized revenue and probability of achievement

Amounts Payable To Transit Operators (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Amounts Payable to Transit Operators [Line Items]
Schedule of accounts payable and accrued expenses

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Accounts payable	$1,214	$910	$1,543
Payable to benefit providers and transit agencies	7,908	6,491	17,121
Accrued payables	4,224	5,843	5,288
Accrued compensation and related benefits	6,378	6,926	7,651
Other accrued expenses	987	792	1,726
Deferred revenue	189	453	2,042

Accounts payable and accrued expenses	$20,900	$21,415	$35,371

Net Income (loss) per share (Tables)	6 Months Ended
Jun. 30, 2012
Net Income (loss) per share [Abstract]
Computation of basic and diluted net income per share attributable to Common Stockholders

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
	(in thousands, except per share data)
				(unaudited)		(unaudited)
Numerator (basic and diluted):
Net income (loss)	$(634)	$(17,250)	$33,321	$3,871	$3,224	$6,900	$5,234
Less: accretion of redemption premium (expense) benefit	1,037	(6,740)	(6,209)	(2,924)	(778)	(5,692)	(2,301)
Net income (loss) attributable to common stockholders for basic EPS	$403	$(23,990)	$27,112	$947	$2,446	$1,208	$2,933

Add back: accretion of redemption premium related to dilutive redeemable preferred stock	(1,037)	—	1,587	—	(86)	—	(260)

Net income attributable to common stockholders for diluted EPS	$(634)	$(23,990)	$28,699	$947	$2,360	$1,208	$2,673

Denominator (basic):
Weighted average common shares outstanding	1,606	1,528	1,536	1,535	14,268	1,534	7,907
Denominator (diluted):
Weighted average common shares outstanding	1,606	1,528	1,536	1,535	14,268	1,534	7,907
Dilutive stock options and awards outstanding	218	—	1,010	1,195	1,305	1,122	1,109
Weighted average common shares from stock warrants	—	—	2,500	2,854	2,793	2,854	2,626
Weighted average common shares from preferred stock	15,040	—	15,040	10,866	5,983	10,866	9,041

Net weighted average common shares outstanding	16,864	1,528	20,086	16,450	24,349	16,376	20,683

Net income (loss) per share attributable to holders of common stock:
Basic	$0.25	$(15.70)	$17.65	$0.62	$0.17	$0.79	$0.37
Diluted	$(0.04)	$(15.70)	$1.43	$0.06	$0.10	$0.07	$0.13

Diluted net income per share not include the effect of anti-dilutive

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
				(unaudited)		(unaudited)
Stock options outstanding	2,810	4,507	152	135	61	135	60
Common equivalent shares from stock warrants	4,451	4,653	—	—	—	—	—
Common shares from convertible debt	4,164	—	—	—	—	—	—
Common shares from convertible preferred stock	—	17,688	2,648	5,586	2,764	5,586	4,176

Total common stock equivalents	11,425	26,848	2,800	5,721	2,825	5,721	4,236

Acquisitions (Tables)	6 Months Ended
Jun. 30, 2012
Choice Care Card LLC Acquisition [Member]
Business Acquisition [Line Items]
Summary of allocation of purchase price at date of acquisition

	Amount	Weighted Average Useful Life (in years)
Net tangible assets acquired	$0.6
Customer relationships	9.2	10
Developed technology	0.6	2
Goodwill	9.4

Total allocation of purchase price	$19.8

Transit Chek Acquisition [Member]
Business Acquisition [Line Items]
Summary of allocation of purchase price at date of acquisition

	Amount	Weighted Average Useful Life (in years)
Net tangible assets acquired	$1.7
Customer relationships	8.8	8.7
Developed technology	4.4	3.0
Trade names	0.9	10.0
Favorable lease	1.1	11.0
Goodwill	20.2

Total allocation of purchase price	$37.1

Net tangible assets acquired in acquisition

Amount
Cash	$48.3
Restricted cash	0.5
Accounts receivable	0.9
Inventory	3.9
Prepaids and other assets	0.1
Property and equipment	1.4
Customer obligations	(51.0)
Accounts payable and accrued expenses	(2.4)

Total allocation of purchase price	$1.7

Unaudited pro forma financial information

	Three Months ended June 30,		Six Months ended June 30,
	2011	2012	2011	2012
	(unaudited)		(unaudited)
	(in thousands, except per share data)
Total revenue	$38,990	$43,777	$79,966	$89,887
Net income attributable to common stockholders	$204	$2,446	$581	$2,662
Net income per share attributable to common stockholders:
Basic	$0.13	$0.17	$0.38	$0.34
Diluted	$0.01	$0.10	$0.04	$0.13

Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets [Abstract]
Changes in carrying amount of goodwill

	December 31,		June 30,
	2010	2011	2012
			(unaudited)
Balance at beginning of year	$33,767	$46,806	$46,233
Additions	13,039	17	29,589
PBS acquisition adjustment	—	(590)	—

Balance at end of year	$46,806	$46,233	$75,822

Schedule of acquired intangible assets

	December 31,						June 30,
	2010			2011			2012
	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net	Gross carrying amount	Accumulated amortization	Net
								(unaudited)
Amortized intangible assets:
Client contracts and broker relationships	$26,534	$13,224	$13,310	$26,534	$15,206	$11,328	$44,424	$17,079	$27,345
Trade names	1,020	388	632	1,020	542	478	2,010	663	1,347
Technology	2,580	1,678	902	2,580	2,177	403	7,542	3,104	4,438
Noncompete agreements	2,011	1,625	386	2,011	1,665	346	2,011	1,685	326
Favorable lease	—	—	—	—	—	—	1,121	42	1,079

Total	$32,145	$16,915	$15,230	$32,145	$19,590	$12,555	$57,108	$22,573	$34,535

Schedule of estimated amortization expense

2012	$2,413
2013	2,226
2014	1,680
2015	1,530
2016	1,381
Thereafter	3,325

Total	$12,555

Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2012
Accounts Receivable [Abstract]
Schedule of Accounts receivable

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Trade receivables	$9,438	$11,128	$12,534
Unpaid amounts for benefit services	5,568	4,588	5,689

	15,006	15,716	18,223
Less allowance for doubtful accounts	(415)	(69)	(197)

Accounts receivable, net	$14,591	$15,647	$18,026

Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Schedule of Property and Equipment

	December 31,		June 30, 2012
	2010	2011
			(unaudited)
Computers and equipment	$8,487	$8,799	$9,871
Software and development costs	36,373	43,922	49,691
Furniture and fixtures	3,143	3,046	3,265
Leasehold improvements	6,320	6,752	6,964

	$54,323	$62,519	$69,791
Less accumulated depreciation and amortization	(35,630)	(43,505)	(46,634)

Property and equipment, net	$18,693	$19,014	$23,157

Debt (Tables)	6 Months Ended
Jun. 30, 2012
Debt [Abstract]
Interest expense in the accompanying consolidated statement of operations

	Year Ended December 31,
	2009	2010	2011
Noncash interest expense	$16	$1,162	$—
Beneficial conversion feature	30	10,770	—
Warrant-related discount	25	9,175	—

	$71	$21,107	$—

Warrants (Tables)	6 Months Ended
Jun. 30, 2012
Warrants [Abstract]
Summary of warrants using Black-Scholes option pricing model

	December 31,
	2009	2010	2011
Fair value of underlying stock per share	$5.14	$7.34	$6.31
Risk-free interest rate	1.56%	0.61%	0.22%
Expected term	3.5 years	2 years	1.75 years
Dividend yield	—%	—%	—%
Volatility	56.40%	43.70%	50.40%

Redeemable and Convertible Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2012
Redeemable and Convertible Preferred Stock [Abstract]
Schedule of Redeemable and Convertible Preferred Stock

	Shares Outstanding	Number of Shares of Common Stock Received Upon Conversion
Series A	50,000	42,603
Series A-1	1,725,792	2,537,916
Series A-2	998,661	850,923
Series B	14,870,179	7,435,088
Series C	5,882,353	2,941,171
Series D	2,465,514	1,232,659
Series E	5,294,514	2,647,252

Summary of Preferred Stock entitled to receive noncumulative dividends

Preferred stock	Dividend rates
Series A	$0.3200
Series A-1	0.3200
Series A-2	0.3200
Series B	0.1120
Series C	0.3400
Series D	0.5192
Series E	0.3200
Series E-1	0.1800

Summary of Preferred Stock Convertible Conversion Ratio

Preferred stock class	Conversion ratio
Series A	0.85
Series A-1	1.47
Series A-2	0.85
Series B	0.50
Series C	0.50
Series D	0.50
Series E	0.50
Series E-1	0.50

Summary of preferred stock defined voting percentage

Preferred stock class	Defined voting percentage
Series A	Majority of Series B
Series A-1	Majority of Series B
Series A-2	Majority of Series B
Series B	Majority of Series B
Series C	Majority of Series C
Series D	Majority of Series D
Series E	80.8% of Series E
Series E-1	80.8% of Series E

Summary of dividend amounts for each redeemable preferred stock

	Series C	Series D	Series E
Redemption value at December 31, 2009	$30,984	$17,059	$—
Conversion of investor notes and accrued interest	—	—	21,178
Accretion of preferred stock	3,823	888	2,028

Redemption value at December 31, 2010	34,807	17,947	23,206
Accretion of preferred stock	1,763	(176)	4,622

Redemption value at December 31, 2011	$36,570	$17,771	$27,828

Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2012
Employee Benefit Plans [Abstract]
Amounts recorded as expense in the consolidated statement of operations

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
				(unaudited)		(unaudited)
Cost of revenue	$373	$312	$219	$59	$104	$123	$151
Technology and development	323	282	256	67	79	134	137
Sales and marketing	461	422	391	104	136	213	224
General and administration	1,353	1,388	1,378	345	796	729	1,162

Total	$2,510	$2,404	$2,244	$575	$1,115	$1,199	$1,674

Summary of weighted-average fair value of stock options granted

	Year Ended December 31,			Three Months Ended June 30,		Six Months Ended June 30,
	2009	2010	2011	2011	2012	2011	2012
				(unaudited)		(unaudited)
Stock options granted (in thousands)	924	1,137	139	32	79	138	871
Weighted average fair value at date of grant	$2.83	$2.88	$6.09	$6.42	$5.46	$6.09	$5.35

Stock option activity

	Shares	Weighted average exercise price	Remaining contractual term (years)	Aggregate intrinsic value (dollars in thousands)
December 31, 2010	4,507	$7.16	7.51	$17,213
Granted	139	11.24
Exercised	(20)	1.33
Forfeited	(86)	7.89

Outstanding as of December 31, 2011	4,540	$7.29	6.62	$10,888

Vested and expected to vest at December 31, 2011	4,327	$7.28	6.54	$10,008
Exercisable at December 31, 2011	4,540	$7.29	6.62	$10,888
Granted	871	9.69
Exercised	(8)	1.00
Forfeited	(160)	7.86

Outstanding as of June 30, 2012 (unaudited)	5,243	$7.68	6.72	$38,665

Calculated fair value of option award using the Black-Scholes option pricing model

	December 31,
	2009	2010	2011
Fair value of underlying stock per share	$6.14-7.42	$5.32-6.18	$10.98-12.10
Expected volatility	47.0%	46.0-50.9%	54.72-56.09%
Risk-free interest rate	2.13-2.72%	1.13-3.12%	2.18-2.72%
Expected term	4.95-6.06 years	5.26-8.50 years	5.47-6.08 years
Dividend yield	0.00%	0.00%	0.00%

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2012	2011	2012
	(unaudited)		(unaudited)
Fair value of underlying stock per share	$12.10	$10.66	$10.98-12.10	$9.59-10.66
Expected volatility	54.72-54.77%	54.63-54.75%	54.72-56.09%	54.63-56.14%
Risk-free interest rate	2.18-2.23%	0.95-0.98%	2.18-2.72%	0.94-1.74%
Expected term	5.90-6.07 years	5.94-6.08 years	5.47-6.08 years	5.27-8.50 years
Dividend yield	0.00%	0.00%	0.00%	0.00%

Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Income Taxes [Abstract]
Components of provision for income taxes

	2009	2010	2011
Current:
Federal	$48	$—	$—
State	(97)	(130)	(330)

	(49)	(130)	(330)

Deferred:
Federal	(423)	1,404	17,854
State	(23)	(70)	2,344

	(446)	1,334	20,198

Total (provision) benefit for income taxes	$(495)	$1,204	$19,868

Deferred tax assets (liabilities)

	2010	2011
Deferred tax assets:
Current:
Prepaids	$373	$—
Accruals and reserves	2,571	1,291

Deferred tax assets—current	2,944	1,291

Noncurrent:
Net operating loss carryforwards	22,002	17,139
Stock-based compensation	2,750	3,534
R&D and other credits	1,137	1,261
Property and equipment	1,009	1,000
Reserves—noncurrent	—	525
Other	57	—

Deferred tax assets—noncurrent	26,955	23,459

Gross deferred tax assets	29,899	24,750
Valuation allowance	(25,931)	—

Total deferred tax assets	3,968	24,750

Deferred tax liabilities:
Noncurrent
Intangibles	(3,968)	(4,065)
Goodwill	(1,929)	(2,416)

Gross deferred tax liabilities	(5,897)	(6,481)

Net deferred tax assets and liabilities:
Net deferred tax liabilities	$(1,929)	$—

Net deferred tax assets—current		1,291
Net deferred tax assets—noncurrent		16,978

Total net deferred tax assets		$18,269

Reconciliation of the statutory federal income tax rate

	2009	2010	2011
Tax provision (benefit) at U.S. statutory rate	(34)%	(34)%	34%
State income taxes, net of federal benefit	8	4	4
Warrants	(17)	31	(1)
Permanent items	34	—	8
R&D credits	(59)	—	(1)
Change in valuation allowance	424	(8)	(193)
Other	—	—	1

Provision (benefit) for tax	356%	(7)%	(148)%

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits

	Year ended December 31,
	2009	2010	2011
	(In thousands)
Balance, beginning of year	$1,434	$1,630	$1,994
Increase in tax positions for prior years	—	117	24
Decrease in tax positions for prior years	—	—	—
Settlements	—	—	—
Lapse in statute of limitations	—	—	—
Increase in tax positions for current year	196	247	303

Balance, end of year	$1,630	$1,994	$2,321

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of future minimum lease payments under noncancelable operating leases

Operating leases
As of December 31, 2011
2012	$4,551
2013	3,378
2014	2,554
2015	1,354
2016	—
Thereafter	—

Total minimum lease payments	$11,837

Summary of Business and Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Lender Warrant [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Balances	$ 1,119	$ 1,470
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	(351)
Reclassification of warrant to additional paid-in capital	738
Balances		1,119
Contingent Consideration - PBS [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Balances	5,798	6,361
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	1,059	1,437
Payment of contingent consideration	(6,260)	(6,260)
Reduction in FBM contingent consideration due to re-negotiated lease		(2,000)
Balances	597	5,798
Contingent Consideration - FBM [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Balances	3,178	9,573
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	542	1,255
Payment of contingent consideration		(7,650)
Reduction in FBM contingent consideration due to re-negotiated lease	(528)
Balances	3,192	3,178
Contingent Consideration - CS [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Initial fair value of contingent consideration	11,054
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	846
Balances	11,900
Contingent Consideration - TC [Member]
Reconciliation between beginning and ending balances of items measured at fair value on a recurring basis
Initial fair value of contingent consideration	5,314
Gains or losses included in earnings:
Loss on revaluation of contingent consideration	71
Balances	$ 5,385

Summary of Business and Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration - FBM [Member]
Significant unobservable inputs used in fair value measurement
Fair Value	$ 3,192	$ 3,178	$ 9,573
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement
Contingent Consideration - CS [Member]
Significant unobservable inputs used in fair value measurement
Fair Value	11,900
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement
Contingent Consideration - TC [Member]
Significant unobservable inputs used in fair value measurement
Fair Value	$ 5,385
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement

Summary of Business and Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2012	Jun. 30, 2012 RevenueStream	Jun. 30, 2011	Jun. 30, 2012 Segment Customers RevenueStream	Jun. 30, 2011 Customers	Dec. 31, 2011 Customers	Dec. 31, 2010 Customers	Dec. 31, 2009 Customers	May 16, 2012
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
IPO, Effective date				May 9, 2012
IPO, Closing date				May 15, 2012
Summary of Business and Significant Accounting Policies (Additional Textual) [Abstract]
Revenue streams		3		3
Aggregate proceeds from initial public offering and underwriters' overallotment option, net of underwriters' discounts and commissions				$ 62,600,000
Reporting unit				0
Common stock, shares issued		26,909,000		26,909,000		1,738,000	1,718,000		26,711,408
Common stock outstanding									26,711,408
Exceeded rate of current liabilities over current assets		13,300,000		13,300,000		35,800,000
Line of credit used to finance Acquisition		29,600,000		29,600,000
Maximum maturity of liquefied investment classified as cash equivalents				90 days
Number of customers accounted for total revenue and accounts receivables				0	0	0	0	0
Percentage of total revenues accounted by the customers				10.00%	10.00%	10.00%	10.00%	10.00%
Percentage of accounts receivables accounted by the customers				10.00%	10.00%	10.00%	10.00%	10.00%
Account receivables, past due period				30 days
Deferred offering costs						3,900,000	0
Balance of amount received in the offering	5,500,000
Depreciation and amortization expense of fixed assets		2,300,000	2,300,000	4,500,000	4,600,000	9,200,000	9,700,000	9,600,000
Percentage reduction in assumed net sales				100.00%
Excess tax benefits, recognized				0	0	0	0	0
Advertising Expense		40,000,000	11,000,000	126,000,000	280,000,000	9,000,000	38,000,000	9,000,000
Business Exit Costs		500,000
Amounts recorded under guarantees		0		0		0	0	0
Recorded severance charges due to reduction in force								1,000,000
Software and development costs [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Amortization expense related to capitalized development costs		1,600,000	1,500,000	3,000,000	2,900,000	6,000,000	5,600,000	5,000,000
Impairment adjustments of related to software development costs		0	0	0	0	116,000,000	120,000,000	345,000,000
TRANSITCENTER, INC.
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Number of money market accounts				2
Percentage of interest income on money market deposits one						0.30%	0.30%
Percentage of interest income on money market deposits Two						0.06%	0.05%
Percentage of interest income on money market deposits Three						0.00%
Percentage of interest income on certificate of deposits, assets						0.20%
Number of banks						2	2
Short-term investments maturities				3 months
Period of certification required for liquid assets				1 year
Liquid assets available		459,743,000		459,743,000
Escrow account maintained						1,600,000
Period for filing				3 years
Impairment adjustments of related to software development costs						0	0
Summary of Business and Significant Accounting Policies (Additional Textual) [Abstract]
Depreciation and amortization expense of fixed assets						937,971,000	976,995,000
Advertising Expense						1,937,768	1,900,288
Contingent Consideration - FBM [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Reduction in FBM contingent consideration due to re-negotiated lease				$ 500,000
Maximum [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life				5 years
Maximum [Member] | TRANSITCENTER, INC.
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life				5 years
Maximum [Member] | TRANSITCENTER, INC. | Software [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life						5 years
Expected useful life of the software application				5 years
Minimum [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life				3 years
Percentage of income tax positions recognized				50.00%
Minimum [Member] | TRANSITCENTER, INC.
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life				3 years
Minimum [Member] | TRANSITCENTER, INC. | Software [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Property, Plant and Equipment, Useful Life						3 years
Expected useful life of the software application				3 years
IPO [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Common stock sold - IPO				7,475,000
Common stock IPO price				$ 9
Underwriters' overallotment option [Member]
Summary of Business and Significant Accounting Policies (Textual) [Abstract]
Common stock sold - IPO				975,000
Outstanding redeemable and convertible preferred stock that was converted into shares of common stock		975,000		975,000

Inventory (Details) (TRANSITCENTER, INC., USD $)	Dec. 31, 2011	Dec. 31, 2010
TRANSITCENTER, INC.
Reconciliation of Inventories
Raw materials	$ 210,171	$ 230,632
Finished goods	6,304,158	6,251,500
Inventory, Net	$ 6,514,329	$ 6,482,132

Amounts Payable To Transit Operators (Details) (TRANSITCENTER, INC. [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010
TRANSITCENTER, INC. [Member]
Schedule of amounts payable to transit operators
Amounts payable on Products	$ 28,661,698	$ 43,798,772
Customer advances	15,233,819	20,669,839
Amounts due to the MTA	10,971,502	14,765,201
All other	28,608	15,206
Total amounts payable to transit operators	$ 54,895,627	$ 79,249,018

Expired Products (Details) (TRANSITCENTER, INC. [Member], USD $)	12 Months Ended
Dec. 31, 2011
TRANSITCENTER, INC. [Member]
Expired Products (Textual) [Abstract]
Revenue from vouchers and TC cards	$ 2,722,361

Net Income per share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator (basic and diluted):
Net income (loss)	$ 3,224	$ 3,871	$ 5,234	$ 6,900	$ 33,321	$ (17,250)	$ (634)
Accretion of redemption premium (expense) benefit	(778)	(2,924)	(2,301)	(5,692)	(6,209)	(6,740)	1,037
Net income (loss) attributable to common stockholders for basic EPS	2,446	947	2,933	1,208	27,112	(23,990)	403
Add back: accretion of redemption premium related to dilutive redeemable preferred stock	(86)		(260)		1,587		(1,037)
Net income (loss) attributable to common stockholders for diluted EPS	$ 2,360	$ 947	$ 2,673	$ 1,208	$ 28,699	$ (23,990)	$ (634)
Denominator (basic):
Weighted average common shares outstanding	14,268	1,535	7,907	1,534	1,536	1,528	1,606
Denominator (diluted):
Weighted average common shares outstanding	14,268	1,535	7,907	1,534	1,536	1,528	1,606
Dilutive stock options and awards outstanding	1,305	1,195	1,109	1,122	1,010		218
Weighted average common shares from stock warrants	2,793	2,854	2,626	2,854	2,500
Weighted average common shares from preferred stock	5,983	10,866	9,041	10,866	15,040		15,040
Net weighted average common shares outstanding	24,349	16,450	20,683	16,376	20,086	1,528	16,864
Net income (loss) per share attributable to holders of common stock:
Basic	$ 0.17	$ 0.62	$ 0.37	$ 0.79	$ 17.65	$ (15.7)	$ 0.25
Diluted	$ 0.1	$ 0.06	$ 0.13	$ 0.07	$ 1.43	$ (15.7)	$ (0.04)

Net Income per share (Details 1) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents	2,825	5,721	4,236	5,721	2,800	26,848	11,425
Stock options outstanding [Member]
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents	61	135	60	135	152	4,507	2,810
Warrant [Member]
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents						4,653	4,451
Common shares from convertible debt [Member]
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents							4,164
Convertible preferred stock [Member]
Diluted net income per share not include the effect of anti-dilutive
Total common stock equivalents	2,764	5,586	4,176	5,586	2,648	17,688

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Jan. 03, 2012 Choice Care Card LLC Acquisition [Member]	Jan. 03, 2012 Choice Care Card LLC Acquisition [Member] Customer relationships [Member]	Jan. 03, 2012 Choice Care Card LLC Acquisition [Member] Developed technology [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member] Customer relationships [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member] Developed technology [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member] Trade names [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member] Favorable lease [Member]
Summary of allocation of purchase price at date of acquisition
Net tangible assets acquired	$ 0.6			$ 1.7
Finite-lived intangible asset acquired		9.2	0.6		8.8	4.4	0.9	1.1
Weighted Average Useful Life (in years)		10 years	2 years		8 years 8 months 12 days	3 years	10 years	11 years
Goodwill	9.4			20.2
Total allocation of purchase price	$ 19.8			$ 37.1

Acquisitions (Details 1) (Transit Chek Acquisition [Member], USD $) In Millions, unless otherwise specified	Feb. 01, 2012
Transit Chek Acquisition [Member]
Net tangible assets acquired in acquisition
Cash	$ 48.3
Restricted cash	0.5
Accounts receivable	0.9
Inventory	3.9
Prepaid and other assets	0.1
Property and equipment	1.4
Customer obligations	(51)
Accounts payable and accrued expenses	(2.4)
Total allocation of purchase price	$ 1.7

Acquisitions (Details 2) (Transit Chek Acquisition [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Transit Chek Acquisition [Member]
Unaudited pro forma financial information
Total revenue	$ 43,777	$ 38,990	$ 89,887	$ 79,966
Net income attributable to common stockholders	$ 2,446	$ 204	$ 2,662	$ 581
Net income per share attributable to common stockholders:
Basic	$ 0.17	$ 0.13	$ 0.34	$ 0.38
Diluted	$ 0.1	$ 0.01	$ 0.13	$ 0.04

Acquisitions (Details Textual) (USD $)	6 Months Ended		12 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	May 31, 2012 Planned Benefits Systems (PBS) [Member]	Apr. 30, 2011 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2012 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2011 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2012 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2011 Planned Benefits Systems (PBS) [Member]	Dec. 31, 2011 Planned Benefits Systems (PBS) [Member]	Aug. 31, 2010 Planned Benefits Systems (PBS) [Member]	Jun. 30, 2012 Planned Benefits Systems (PBS) [Member] Customer relationships [Member]	Aug. 31, 2011 FBM [Member]	Jun. 30, 2012 FBM [Member]	Jun. 30, 2011 FBM [Member]	Jun. 30, 2012 FBM [Member]	Jun. 30, 2011 FBM [Member]	Dec. 31, 2011 FBM [Member]	Jan. 14, 2011 FBM [Member]	Nov. 30, 2010 FBM [Member]	Jun. 30, 2012 Choice Care Card LLC Acquisition [Member]	Jan. 03, 2012 Choice Care Card LLC Acquisition [Member]	Jun. 30, 2012 Choice Care Card LLC Acquisition [Member] Customer relationships [Member]	Jun. 30, 2012 Transit Chek Acquisition [Member]	Jun. 30, 2012 Transit Chek Acquisition [Member]	Feb. 01, 2012 Transit Chek Acquisition [Member]	Jun. 30, 2012 Transit Chek Acquisition [Member] Customer relationships [Member]	Jun. 30, 2012 Transit Chek Acquisition [Member] Trade names [Member]
Acquisitions (Textual) [Abstract]
Acquisition date								Aug 31, 2010								Nov 30, 2010									Feb 1, 2012
Acquired outstanding common shares											100.00%
Discounted weighted average cost of capital												18.50%				18.00%							13.00%				16.00%	15.00%
Recorded change in fair value of contingent consideration						$ 100,000	$ 100,000	$ 1,100,000	$ 100,000	$ 1,400,000				$ 100,000	$ 500,000	$ 500,000	$ 800,000	$ 1,300,000						$ 700,000	$ 800,000
Estimated contingencies expected to be paid in future						600,000		600,000						0		0					11,100,000
Estimated contingencies maturity period																									4 years
Contingent payment	100,000		700,000	6,300,000	2,000,000			3,200,000		5,300,000			3,000,000			500,000		3,200,000
Aggregate non-contingent portion of purchase price											2,900,000									7,200,000	8,700,000	8,300,000				31,100,000
Aggregate non-contingent portion of purchase price paid																			4,700,000	2,500,000						30,800,000
Deferred tax liability						1,800,000		1,800,000
Resultant liability																								5,300,000	5,300,000
Resultant liability discounted to present value percentage																					5.30%			3.25%	3.25%
Cost of revenue expenses	$ 800,000	$ 500,000

Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in carrying amount of goodwill
Beginning Balance	$ 46,233	$ 46,806	$ 33,767
Additions	29,589	17	13,039
PBS acquisition adjustment		(590)
Ending Balance	75,822	46,233	46,806
Planned Benefits Systems (PBS) [Member]
Changes in carrying amount of goodwill
PBS acquisition adjustment		$ (590)

Goodwill and Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of acquired intangible assets
Gross carrying amount	$ 57,108	$ 32,145	$ 32,145
Accumulated amortization	22,573	19,590	16,915
Net	34,535	12,555	15,230
Client contracts and broker relationships [Member]
Schedule of acquired intangible assets
Gross carrying amount	44,424	26,534	26,534
Accumulated amortization	17,079	15,206	13,224
Net	27,345	11,328	13,310
Trade names [Member]
Schedule of acquired intangible assets
Gross carrying amount	2,010	1,020	1,020
Accumulated amortization	663	542	388
Net	1,347	478	632
Technology [Member]
Schedule of acquired intangible assets
Gross carrying amount	7,542	2,580	2,580
Accumulated amortization	3,104	2,177	1,678
Net	4,438	403	902
Noncompete agreements [Member]
Schedule of acquired intangible assets
Gross carrying amount	2,011	2,011	2,011
Accumulated amortization	1,685	1,665	1,625
Net	326	346	386
Favorable lease [Member]
Schedule of acquired intangible assets
Gross carrying amount	1,121
Accumulated amortization	42
Net	$ 1,079

Goodwill and Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Schedule of estimated amortization expense
2012	$ 2,413
2013	2,226
2014	1,680
2015	1,530
2016	1,381
Thereafter	3,325
Total	$ 12,555

Goodwill and Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
PBS acquisition adjustment					$ (590,000)
Goodwill and Intangible Assets (Textual) [Abstract]
Amortization expense for acquired intangible assets	1,700,000	700,000	3,000,000	1,400,000	2,700,000	2,200,000	3,400,000
Planned Benefits Systems (PBS) [Member]
Goodwill [Line Items]
PBS acquisition adjustment					$ (590,000)

Accounts Receivable (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accounts receivable
Accounts receivable gross	$ 18,223,000	$ 15,716,000	$ 15,006,000
Less allowance for doubtful accounts	(197,000)	(69,000)	(415,000)
Accounts receivable, net	18,026,000	15,647,000	14,591,000
Trade receivables [Member]
Schedule of Accounts receivable
Accounts receivable gross	12,534,000	11,128,000	9,438,000
Unpaid amounts for benefit services [Member]
Schedule of Accounts receivable
Accounts receivable gross	$ 5,689,000	$ 4,588,000	$ 5,568,000

Property and Equipment (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Property and Equipment
Property and equipment, gross	$ 69,791,000	$ 62,519,000	$ 54,323,000
Less accumulated depreciation and amortization	(46,634,000)	(43,505,000)	(35,630,000)
Property and equipment, net	23,157,000	19,014,000	18,693,000
Computers and equipment [Member]
Schedule of Property and Equipment
Property and equipment, gross	9,871,000	8,799,000	8,487,000
Software and development costs [Member]
Schedule of Property and Equipment
Property and equipment, gross	49,691,000	43,922,000	36,373,000
Furniture and fixtures [Member]
Schedule of Property and Equipment
Property and equipment, gross	3,265,000	3,046,000	3,143,000
Leasehold improvements [Member]
Schedule of Property and Equipment
Property and equipment, gross	$ 6,964,000	$ 6,752,000	$ 6,320,000

Property and Equipment (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 TRANSITCENTER, INC.	Dec. 31, 2010 TRANSITCENTER, INC.	Dec. 31, 2011 TRANSITCENTER, INC. Computers and equipment [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Computers and equipment [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Software [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Software [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Furniture and fixtures [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Furniture and fixtures [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Office equipment [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Office equipment [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Leasehold improvements [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Leasehold improvements [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Furniture and fixtures and leasehold improvements [Member]	Jun. 30, 2012 TRANSITCENTER, INC. Maximum [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Maximum [Member] Software [Member]	Jun. 30, 2012 TRANSITCENTER, INC. Minimum [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Minimum [Member] Software [Member]
Summary of fixed assets
Estimated Useful Life in Years				5 years	3 years			3 years				5 years		5 years					5 years	5 years	3 years	3 years
Fixed Assets, gross						$ 16,644,457,000	$ 14,959,805,000	$ 1,064,023,000	$ 980,702,000	$ 12,615,640,000	$ 12,587,879,000	$ 1,253,807,000	$ 555,513,000	$ 73,480,000	$ 34,825,000	$ 1,637,507,000	$ 800,886,000
Less: Accumulated depreciation and amortization						(14,098,506,000)	(13,160,535,000)
Fixed Assets before leasing the new office space, gross						2,545,951,000	1,799,270,000
Furniture and fixtures and leasehold improvements related to lease of new office space (see Note 6)																		736,810,000
Fixed Assets, net	$ 23,157,000	$ 19,014,000	$ 18,693,000			$ 2,545,951	$ 2,536,080

Property and Equipment (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment (Textual) [Abstract]
Depreciation and amortization expense of fixed assets	$ 2,300,000	$ 2,300,000	$ 4,500,000	$ 4,600,000	$ 9,200,000	$ 9,700,000	$ 9,600,000
TRANSITCENTER, INC. [Member]
Property and Equipment (Textual) [Abstract]
Depreciation and amortization expense of fixed assets					937,971,000	976,995,000
Loss on impairment of long-lived assets					0	0
Software and development costs [Member]
Property and Equipment (Textual) [Abstract]
Capitalized software development costs			5,300,000		8,300,000	5,500,000	5,600,000
Amortization	1,600,000	1,500,000	3,000,000	2,900,000	6,000,000	5,600,000	5,000,000
Unamortized software development costs					$ 15,000,000	$ 13,200,000

Accounts Payable and Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of accounts payable and accrued expenses
Accounts payable	$ 1,543	$ 910	$ 1,214
Payable to benefit providers and transit agencies	17,121	6,491	7,908
Accrued payables	5,288	5,843	4,224
Accrued compensation and related benefits	7,651	6,926	6,378
Other accrued expenses	1,726	792	987
Deferred revenue	2,042	453	189
Accounts payable and accrued expenses	$ 35,371	$ 21,415	$ 20,900

Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest expense in the accompanying consolidated statement of operations
Noncash interest expense	$ 0	$ 1,162	$ 16
Beneficial conversion feature	0	10,770	30
Warrant-related discount	0	9,175	25
Amortization of debt discount	$ 0	$ 21,107	$ 71

Debt (Details Textual) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 31, 2011	Aug. 30, 2010
Debt (Textual) [Abstract]
Outstanding debt under the Revolver with Union Bank, N.A.		$ 44,600,000
Aggregate principal amount						50,000,000	15,000,000
Debt (Additional Textual) [Abstract]
Minimum debt interest rate		3.47%	3.42%
Maximum debt interest rate		3.79%	3.54%
Revolver prepayment notice period		5 days
Period for audited financial statements submission (in days)		90 days
Percentage of commitment fee per annum		0.25%
Debt maturity date		Oct 31, 2012
Extended debt maturity date		Oct 31, 2013
Notice date to UB to extend the due date		Sep 30, 2012
Loan under the Revolver bears interest at a variable rate		0.50%
Interest rate equal to the LIBOR rate		3.00%
UB extended debt, maturity date		Oct 13, 2013
Debt borrowings	29,600,000		12,100,000	2,900,000
Debt Borrowing available under the Revolver			35,000,000
Proceeds from issuance of convertible preferred stock		20,000,000			20,000,000
Percentage of debt repayment		10.00%
Value of investors warrant		9,200,000	1,119,000	1,470,000
Beneficial conversion feature		10,800,000
Carrying value discount		0
Maturity date of interest expenses discount		Jan 2, 2011
Debt accrued interest		1,200,000
Debt converted shares		5,294,514
Debt Instrument unamortized discount		8,400,000
Letter of credit [Member]
Debt (Textual) [Abstract]
Outstanding debt under the Revolver with Union Bank, N.A.		$ 5,400,000

Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of warrants using Black-Scholes option pricing model
Fair value of underlying stock per share	$ 6.31	$ 7.34	$ 5.14
Risk-free interest rate	0.22%	0.61%	1.56%
Expected term	1 year 9 months	2 years	3 years 6 months
Dividend yield	0.00%	0.00%	0.00%
Volatility	50.40%	43.70%	56.40%

Warrants (Details Textual) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended				6 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Warrant to Purchase Common Stock [Member]	Dec. 31, 2009 Warrant to Purchase Common Stock [Member]	Sep. 27, 2007 Warrant to Purchase Common Stock [Member]	Jun. 30, 2012 Lender Warrant [Member]	Jun. 30, 2011 Lender Warrant [Member]	Jun. 30, 2012 Lender Warrant [Member]	Jun. 30, 2011 Lender Warrant [Member]	Dec. 31, 2011 Lender Warrant [Member]	Dec. 31, 2010 Lender Warrant [Member]	Dec. 31, 2009 Lender Warrant [Member]	May 23, 2005 Lender Warrant [Member]	Jun. 30, 2012 Lender Warrant [Member] Redeemable Preferred Stock, Series C [Member]	May 23, 2005 Lender Warrant [Member] Redeemable Preferred Stock, Series C [Member]	May 15, 2012 Lender Warrant [Member] Series C Redeemable Convertible Preferred Stock [Member]	Jul. 31, 2010 Investor Warrants [Member]	Dec. 31, 2010 Investor Warrants [Member]	Dec. 31, 2009 Investor Warrants [Member]	May 15, 2012 Investor Warrants [Member]	Jul. 30, 2010 Investor Warrants [Member]
Warrants (Textual) [Abstract]
Shares purchased for warrant							75,000										423,529	211,764				4,366,803	8,733,617
Common stock at a purchase price	$ 8.5
Purchase price of stock against warrant							8.2										4.25						2.4
Warrants exercisable date					Sep 26, 2014											May 23, 2015
Fair value of warrant at the final re-measurement date								$ 700,000		$ 700,000		$ 1,100,000									$ 9,200,000		$ 14,200,000
Recorded a mark-to-market gain								400,000	100,000	400,000		400,000		100,000
Recorded a mark-to-market loss											100,000		400,000							5,000,000
IPO closing date	May 15, 2012
Warrants exercisable period	7 years
Fair value of warrants recorded as debt discount					216,000
Interest expense						54,000
Aggregate principal amount of borrowings															20,000,000
Adjusted strike price of warrants																							2.29
Warrants granted																					20,000,000
Unamortized debt extinguishment						$ 95,000
Fair value of underlying stock per share		$ 6.31	$ 7.34	$ 5.14	$ 8.2														$ 3.42		$ 3.98
Risk-free interest rate on warrants		0.22%	0.61%	1.56%	4.27%														0.84%		2.68%
Expected term, warrants		1 year 9 months	2 years	3 years 6 months	7 years														2 years 10 months 21 days		6 years 1 month 6 days
Dividend yield, warrants		0.00%	0.00%	0.00%	0.00%														0.00%		0.00%
Volatility, warrants		50.40%	43.70%	56.40%	22.00%														66.10%		48.40%

Redeemable and Convertible Preferred Stock (Details)	Jun. 30, 2012
Series A [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	50,000
Number of shares of Common Stock Received Upon Conversion	42,603
Series A-1 [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	1,725,792
Number of shares of Common Stock Received Upon Conversion	2,537,916
Series A-2 [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	998,661
Number of shares of Common Stock Received Upon Conversion	850,923
Series B [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	14,870,179
Number of shares of Common Stock Received Upon Conversion	7,435,088
Series C [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	5,882,353
Number of shares of Common Stock Received Upon Conversion	2,941,171
Series D [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	2,465,514
Number of shares of Common Stock Received Upon Conversion	1,232,659
Series E [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	5,294,514
Number of shares of Common Stock Received Upon Conversion	2,647,252

Redeemable and Convertible Preferred Stock (Details1) (USD $)	6 Months Ended
Jun. 30, 2012
Series A [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.32
Series A-1 [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.32
Series A-2 [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.32
Series B [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.112
Series C [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.34
Series D [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.5192
Series E [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.32
Series E-1 [Member]
Summary of Preferred Stock entitled to receive noncumulative dividends
Preferred stock, dividend rate	$ 0.18

Redeemable and Convertible Preferred Stock (Details 2)	6 Months Ended
Jun. 30, 2012
Series A [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.85
Series A-1 [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	1.47
Series A-2 [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.85
Series B [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.5
Series C [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.5
Series D [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.5
Series E [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.5
Series E-1 [Member]
Summary of Preferred Stock Convertible Conversion Ratio
Preferred stock, Conversion ratio	0.5

Redeemable and Convertible Preferred Stock (Details 3)	6 Months Ended
Jun. 30, 2012
Series A [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series B
Series A-1 [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series B
Series A-2 [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series B
Series B [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series B
Series C [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series C
Series D [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	Majority of Series D
Series E [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	80.8% of Series E
Series E-1 [Member]
Summary of preferred stock defined voting percentage
Preferred stock, Defined voting percentage	80.8% of Series E

Redeemable and Convertible Preferred Stock (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series C [Member]
Summary of dividend amounts for each redeemable preferred stock
Redemption value, Beginning Balance	$ 34,807	$ 30,984
Accretion of preferred stock	1,763	3,823
Redemption value, Ending Balance	36,570	34,807
Series D [Member]
Summary of dividend amounts for each redeemable preferred stock
Redemption value, Beginning Balance	17,947	17,059
Accretion of preferred stock	(176)	888
Redemption value, Ending Balance	17,771	17,947
Series E [Member]
Summary of dividend amounts for each redeemable preferred stock
Redemption value, Beginning Balance	23,206
Conversion of investor notes and accrued interest		21,178
Accretion of preferred stock	4,622	2,028
Redemption value, Ending Balance	$ 27,828	$ 23,206

Redeemable And Convertible Preferred Stock (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	May 31, 2012	Jul. 30, 2010	Dec. 28, 2009
Class of Stock [Line Items]
Preferred Stock					40,500,000
Redeemable and Convertible Preferred Stock (Textual) [Abstract]
Dividends paid	$ 0		$ 0
Dividends declared	$ 0		$ 0
Net proceeds from the sale Common Stock		$ 40
Offering price per share		$ 20.78		$ 9
Aggregate accretion			4
Preferred stock accretion of redemption premium final re-measurement adjustment		0.7
Percentage of preferred shares holding						90.00%
Aggregate principal amount						20
Series A [Member]
Class of Stock [Line Items]
Preferred Stock					50,000
Convertible preferred stock liquidation preference		$ 4
Series A [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 14.14
Series A-1 [Member]
Class of Stock [Line Items]
Preferred Stock					1,700,000
Convertible preferred stock liquidation preference		$ 4
Series A-1 [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 21.5
Series A-2 [Member]
Class of Stock [Line Items]
Preferred Stock					1,000,000
Convertible preferred stock liquidation preference		$ 4
Series A-2 [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 14.14
Series B [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 1.4
Series B [Member]
Class of Stock [Line Items]
Preferred Stock					14,900,000
Series B [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 7.35
Series C [Member]
Class of Stock [Line Items]
Preferred Stock					6,300,000
Convertible preferred stock liquidation preference		$ 5.6525
Preference on liquidation		$ 4.25
Series C [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 10.2
Series C [Member] | Minimum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 4.25
Aggregate outstanding indebtedness		$ 25
Series D [Member]
Class of Stock [Line Items]
Preferred Stock					2,500,000
Convertible preferred stock liquidation preference		$ 6.49
Preference on liquidation		$ 6.49
Series D [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 12.98
Series E [Member]
Class of Stock [Line Items]
Preferred Stock					5,300,000
Convertible preferred stock liquidation preference		$ 4
Preference on liquidation		$ 4
Series E [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 8
Series E-1 [Member]
Class of Stock [Line Items]
Preferred Stock					8,700,000
Convertible preferred stock liquidation preference		$ 2.29
Series E-1 [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock liquidation preference		$ 4.58

Common Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 D	May 15, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock (Textual) [Abstract]
Offering costs	$ 5.5
VantagePoint shares outstanding	10.00%
Common Stock (Additional Textual) [Abstract]
Shares authorized for issuance		1,100,000,000
Common stock, shares authorized	1,000,000	1,000,000,000	1,000,000	1,000,000
Aggregate proceeds from initial public offering and underwriters' overallotment option, net of underwriters' discounts and commissions	62.6
Funds affiliated with VantagePoint	50.80%
VantagePoint's Company's outstanding shares of common stock	25.00%
Incurrence or guarantee of debt	20
Issuance of equity or debt	12.50%
Number of trading days	30
Acquisition or disposition of stock or assets, including through a license or lease	12.50%
Compensatory plan for an individual officer	1
Compensatory plan for group of officer	$ 5
Common Stock outstanding to be repurchased	0		0
Maximum [Member]
Common Stock (Textual) [Abstract]
VantagePoint outstanding voting stock	40.00%
VantagePoint outstanding shares	20.00%
VantagePoint shares outstanding	50.00%
Minimum [Member]
Common Stock (Textual) [Abstract]
VantagePoint outstanding voting stock	30.00%
VantagePoint outstanding shares	10.00%
VantagePoint shares outstanding	20.00%
IPO [Member]
Common Stock (Textual) [Abstract]
Common stock sold - IPO	7,475,000
Common stock IPO price	$ 9
Underwriters' overallotment option [Member]
Common Stock (Textual) [Abstract]
Common stock sold - IPO	975,000

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	$ 1,115	$ 575	$ 1,674	$ 1,199	$ 2,244	$ 2,404	$ 2,510
Cost of revenue [Member]
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	104	59	151	123	219	312	373
Technology and development [Member]
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	79	67	137	134	256	282	323
Sales and marketing [Member]
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	136	104	224	213	391	422	461
General and administration [Member]
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	$ 796	$ 345	$ 1,162	$ 729	$ 1,378	$ 1,388	$ 1,353

Employee Benefit Plans (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of weighted-average fair value of stock options granted
Stock options granted (in thousands)	79	32	871	138	139	1,137	924
Weighted average fair value at date of grant	$ 5.46	$ 6.42	$ 5.35	$ 6.09	$ 6.09	$ 2.88	$ 2.83

Employee Benefit Plans (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock option activity
Beginning balance, Shares			4,540	4,507	4,507
Granted, Shares	79	32	871	138	139	1,137	924
Exercised, Shares			(8)		(20)
Forfeited, Shares			(160)		(86)
Ending balance, Shares	5,243		5,243		4,540	4,507
Vested and expected to vest, Shares					4,327
Exercisable, Shares					4,540
Beginning balance, Weighted average exercise price			$ 7.29	$ 7.16	$ 7.16
Granted, Weighted average exercise price			$ 9.69		$ 11.24
Exercised, Weighted average exercise price			$ 1		$ 1.33
Forfeited, Weighted average exercise price			$ 7.86		$ 7.89
Ending Balance, Weighted average exercise price	$ 7.68		$ 7.68		$ 7.29	$ 7.16
Vested and expected to vest, Weighted average exercise price					$ 7.28
Exercisable, Weighted average exercise price					$ 7.29
Stock option outstanding, Remaining contractual term (years)			6 years 8 months 19 days		6 years 7 months 13 days	7 years 6 months 4 days
Vested and expected to vest, Remaining contractual term (years)					6 years 6 months 15 days
Exercisable, Remaining contractual term (years)					6 years 7 months 13 days
Stock option outstanding, Aggregate intrinsic value	$ 38,665		$ 38,665		$ 10,888	$ 17,213
Vested and expected to vest, Aggregate intrinsic value					10,008
Exercisable, Aggregate intrinsic value					$ 10,888

Employee Benefit Plans (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Calculated fair value of option award using the Black-Scholes option pricing model
Fair value of underlying stock per share	$ 10.66	$ 12.1
Expected volatility							47.00%
Expected volatility, Minimum	54.63%	54.72%	54.63%	54.72%	54.72%	46.00%
Expected volatility, Maximum	54.75%	54.77%	56.14%	56.09%	56.09%	50.90%
Risk-free interest rate, Minimum	0.95%	2.18%	0.94%	2.18%	2.18%	1.13%	2.13%
Risk-free interest rate, Maximum	0.98%	2.23%	1.74%	2.72%	2.72%	3.12%	2.72%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Calculated fair value of option award using the Black-Scholes option pricing model
Fair value of underlying stock per share			10.66	12.1	12.1	6.18	7.42
Expected term	6 years 29 days	6 years 26 days	8 years 6 months	6 years 29 days	6 years 29 days	8 years 6 months	6 years 22 days
Minimum [Member]
Calculated fair value of option award using the Black-Scholes option pricing model
Fair value of underlying stock per share			9.59	10.98	10.98	5.32	6.14
Expected term	5 years 11 months 9 days	5 years 10 months 24 days	5 years 3 months 7 days	5 years 5 months 19 days	5 years 5 months 19 days	5 years 3 months 4 days	4 years 11 months 12 days

Employee Benefit Plans (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011	May 26, 2010	Dec. 31, 2011 TRANSITCENTER, INC.	Dec. 31, 2010 TRANSITCENTER, INC.	Nov. 30, 2010 Employee Stock Option [Member]	May 31, 2010 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Mar. 31, 2012 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Dec. 31, 2009 Employee Stock Option [Member]	Jun. 30, 2012 Employee Stock Purchase Plan [Member]	Jun. 30, 2011 Employee Stock Purchase Plan [Member]	Jun. 30, 2012 Employee Stock Purchase Plan [Member]	Jun. 30, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2010 Employee Stock Purchase Plan [Member]	Dec. 31, 2009 Employee Stock Purchase Plan [Member]	Jun. 30, 2010 2010 Employee Stock Options Plan [Member]	May 06, 2010 2010 Employee Stock Options Plan [Member]	Jun. 30, 2010 2010 Equity Incentive Plan [Member]	Jun. 30, 2012 Tax Deferred Savings Plan [Member] Hour	Dec. 31, 2011 Tax Deferred Savings Plan [Member]	Dec. 31, 2010 Tax Deferred Savings Plan [Member]	Dec. 31, 2009 Tax Deferred Savings Plan [Member]	Jun. 30, 2012 Tax Deferred Savings Plan [Member] TRANSITCENTER, INC.	Dec. 31, 2011 Tax Deferred Savings Plan [Member] TRANSITCENTER, INC.	Dec. 31, 2010 Tax Deferred Savings Plan [Member] TRANSITCENTER, INC.	Dec. 31, 2011 Non-Qualified Deferred Compensation Plan [Member] TRANSITCENTER, INC.	Dec. 31, 2010 Non-Qualified Deferred Compensation Plan [Member] TRANSITCENTER, INC.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to nonvested stock-based employee compensation arrangements																	$ 3,300,000
Stock based compensation expense	1,115,000	575,000	1,674,000	1,199,000	2,244,000	2,404,000	2,510,000													100,000	600,000	1,700,000	1,200,000	2,200,000	2,400,000	2,500,000
Contribution percentage of eligible employees			85.00%																											85.00%				6.00%
Percentage of eligible employees of first 4% total employees			25.00%																											25.00%					50.00%	100.00%
Weighted average period expected to be recognized																	3 years 3 months 11 days
Number of common stock issued under plan																				500,000		500,000						5,100,000	800,000
Percentage outstanding shares of common stock issued under plan			3.00%																			1.00%
Common stock reserved for issuance																											298,602
Stock option vest period																4 years
Description of vesting period			Options generally vest over four years with 25% vesting after one year and the balance vesting monthly over the remaining period													The performance option awards are subject to potential early vesting based upon the achievement of certain milestones as follows: 25% to vest upon an initial public offering, 25% to vest upon achieving a revenue growth rate of at least 8% per year for two consecutive years, and an additional 50% will vest upon the achievement on an initial public offering and achieving consecutive growth rates.
Performance option awards												418,500	418,500	0	320,000
Total intrinsic value of options exercised																	161,000,000	33,375,000	273,000,000
Cash Received from Exercise of Stock Options																	25,700,000	5,000,000	20,200,000
Income tax benefits as a result of exercise of options																	64,000,000	1,300,000	80,000,000
Repurchase of unvested Common Stock																	0	0	0
Employees working hours per year																														1,000
Company's contribution																														361,000,000	312,000,000	292,000,000	255,000,000		137,148,000	304,708,000	205,476,000	122,038,000
Liability associated to Employee benefit plan																																					$ 623,031,000	$ 543,281,000
Description of vesting period																																		TransitCenter’s match vests to the employee 50% after 2 full years of service and 100% after 3 full years of service.
Employee benefit plan service period										2 years	3 years
Employee Benefit Plans (Textual) [Abstract]
Common stock reserved								192,195	1,500,000
Stock option period			10 years
Stock option price			85.00%
Percentage of vest upon initial public offering			25.00%
Percentage of vest on achieving revenue growth rate			25.00%
Percentage of revenue growth rate			8.00%
Percentage of vest upon the achievement on an initial public offering and achieving consecutive growth rates			50.00%

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal							$ 48
State					(330)	(130)	(97)
Total					(330)	(130)	(49)
Deferred:
Federal					17,854	1,404	(423)
State					2,344	(70)	(23)
Total					20,198	1,334	(446)
Total (provision) benefit for income taxes	$ (1,601)	$ (253)	$ (2,973)	$ (401)	$ 19,868	$ 1,204	$ (495)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Prepaids			$ 373
Accruals and reserves		1,291	2,571
Deferred tax assets current		1,291	2,944
Noncurrent:
Net operating loss carryforwards		17,139	22,002
Stock-based compensation		3,534	2,750
R&D and other credits		1,261	1,137
Property and equipment		1,000	1,009
Reserves- noncurrent		525
Other			57
Deferred tax assets-noncurrent		23,459	26,955
Gross deferred tax assets		24,750	29,899
Valuation allowance			(25,931)
Total deferred tax assets		24,750	3,968
Noncurrent
Intangibles		(4,065)	(3,968)
Goodwill		(2,416)	(1,929)
Gross deferred tax liabilities		(6,481)	(5,897)
Net deferred tax assets and liabilities:
Net deferred tax liabilities			(1,929)
Net deferred tax assets -current		1,291
Net deferred tax assets-noncurrent	9,762	16,978
Total net deferred tax assets		$ 18,269

Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the statutory federal income tax rate
Tax provision (benefit) at U.S. statutory rate	34.00%	(34.00%)	(34.00%)
State income taxes, net of federal benefit	4.00%	4.00%	8.00%
Warrants	(1.00%)	31.00%	(17.00%)
Permanent items	8.00%		34.00%
R&D credits	(1.00%)		(59.00%)
Change in valuation allowance	(193.00%)	(8.00%)	424.00%
Other	1.00%
Provision (benefit) for tax	(148.00%)	(7.00%)	356.00%

Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits
Balance, beginning of year	$ 1,994	$ 1,630	$ 1,434
Increase in tax positions for prior years	24	117
Decrease in tax positions for prior years
Settlements
Lapse in statute of limitations
Increase in tax positions for current year	303	247	196
Balance, end of year	$ 2,321	$ 1,994	$ 1,630

Income Taxes (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textual) [Abstract]
Estimated tax provision.	$ 500,000		$ 500,000
Income tax (provision) benefit	(1,601,000)	(253,000)	(2,973,000)	(401,000)	19,868,000	1,204,000	(495,000)
Minimum rate of federal income tax rate	34.00%
Maximum rate of federal income tax rate	35.00%
Federal deferred tax assets valuation allowance					25,900,000
Unrecognized tax benefits provisions					2,321,000	1,994,000	1,630,000	1,434,000
Current year income tax expenses					300,000
Lapse of the applicable statute of limitations
Federal net operating loss and tax credit carryforwards maturity period			The Company’s federal net operating loss and tax credit carryforwards expire in the years 2023 through 2029 and 2022 through 2031, respectively
Federal tax deductions benefits related to stock options					3,800,000
Cumulative amount of amortization deductions					6,600,000
Goodwill and tax provision benefit					200,000,000,000
General Business [Member]
Tax Credit Carryforward [Line Items]
Federal and California research and development credit carryforwards						2,600,000
Research [Member]
Tax Credit Carryforward [Line Items]
Federal and California research and development credit carryforwards					1,100,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Federal and state operating loss carryforwards						47,900,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Federal and state operating loss carryforwards					$ 38,900,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Future minimum lease payments under noncancelable operating leases
2012	$ 4,551
2013	3,378
2014	2,554
2015	1,354
2016
Thereafter
Total minimum lease payments	$ 11,837

Commitments and Contingencies (Details 1) (TRANSITCENTER, INC. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
TRANSITCENTER, INC. [Member]
Minimum annual rental payments for all noncancelable operating leases and related sublease income
Operating Leases, Future Minimum Payments, Next Rolling Twelve Months	$ 1,417,330
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	1,413,307
Operating Leases, Future Minimum Payments, Due in Rolling Year Three	1,402,327
Operating Leases, Future Minimum Payments, Due in Rolling Year Four	1,472,631
Operating Leases, Future Minimum Payments, Due in Rolling Year Five	1,484,271
Operating Leases, Future Minimum Payments, Due in Rolling after Year Five	9,503,487
Operating Leases, Rent Expense, Minimum Rentals	16,693,353
Capital Leases, Future Minimum Payments, Next Rolling Twelve Months	(162,239)
Capital Leases, Future Minimum Payments, Due in Rolling Year Two	(162,239)
Capital Leases, Future Minimum Payments, Due in Rolling Year Three	(71,097)
Capital Leases, Future Minimum Payments Due, Total	(395,575)
Operating Leases, Future Minimum Payments Receivable, Current	1,255,091
Operating Leases, Future Minimum Payments Receivable, in Two Years	1,251,068
Operating Leases, Future Minimum Payments Receivable, in Three Years	1,331,230
Operating Leases, Future Minimum Payments Receivable, in Four Years	1,472,631
Operating Leases, Future Minimum Payments Receivable, in Five Years	1,484,271
Operating Leases, Future Minimum Payments Receivable, Thereafter	9,503,487
Operating Leases, Future Minimum Payments Receivable, Total	$ 16,297,778

Commitments and Contingencies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2011 TRANSITCENTER, INC. [Member]	Dec. 31, 2011 TRANSITCENTER, INC. [Member] Customers	Dec. 31, 2010 TRANSITCENTER, INC. [Member]
Lease expiring period								The lease has a three year term expiring on June 8, 2014.
Occupancy expense									$ 1,386,721,000	$ 1,161,667,000
Net of sublease income									81,133,000	0
Unrestricted revenue directly or indirectly related to customers										13.00%
Number of customers accounted with unrestricted revenues									1
Number of customers accounted with unrestricted revenues									No other customer accounted for more than 10% of revenues in 2011 and 2010.
Commitments and Contingencies(Textual) [Abstract]
Rent expense	$ 1,100,000	$ 800,000	$ 2,300,000	$ 1,600,000	$ 3,200,000	$ 2,300,000	$ 2,500,000

Related Party (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended
	Jul. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 TRANSITCENTER, INC.	Jul. 31, 2010 Series E [Member]	Jul. 30, 2010 Series E [Member]	Jul. 30, 2010 Series E-1 [Member]
Related Party Transaction [Line Items]
Shares Converted to preferred stock										5,294,000
Conversion price											$ 4
Shares purchased for warrant		5,294,514		5,294,514								8,733,617
Purchase price of stock against warrant												2.29
Statement [Line Items]
Technology and development		$ 4,622,000	$ 3,447,000	$ 8,962,000	$ 6,939,000	$ 13,526,000	$ 12,640,000	$ 13,773,000	$ 37,273,000
Related Party (Textual) [Abstract]
Aggregate principal amount of convertible promissory notes issued								20,000,000
Accrued interest rate on convertible promissory note	10.00%
Subsidized trust expenses		29,000	34,000	55,000	58,000	112,000	84,000	64,000
Long-term receivable due		$ 1,000,000		$ 1,000,000

Subsequent Event (Details) (TRANSITCENTER, INC. [Member], Subsequent Event [Member], Sale Of Assets [Member], USD $)	1 Months Ended	6 Months Ended
	Feb. 01, 2012	Jun. 30, 2012
TRANSITCENTER, INC. [Member] | Subsequent Event [Member] | Sale Of Assets [Member]
Subsequent Event (Textual) [Abstract]
Estimated financial effect of the event, resulting in cash and cash equivalents amount, held in escrow and subject to meeting certain revenue thresholds	$ 60,000,000
Employee related costs		1,000,000
Direct transaction costs included in prepaid expenses and other assets		642,000
Net gain		32,000,000
Total cash consideration		37,000,000
Payment of acquisition amount		$ 200,000
Subsequent event term of contract		5 years
Transaction start date		Nov 16, 2011
Transaction closing date		Feb 1, 2012